                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2010

[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

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      SEMIANNUAL REPORT
      USAA INTERMEDIATE-TERM BOND FUND
      FUND SHARES o INSTITUTIONAL SHARES
      JANUARY 31, 2010

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FUND OBJECTIVE

HIGH CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

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TYPES OF INVESTMENTS

Normally, at least 80% of the Fund's assets will be invested in a broad range of debt securities, and the Fund will maintain a dollar-weighted average portfolio maturity of three to 10 years.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

    Portfolio of Investments                                                  17

    Notes to Portfolio of Investments                                         41

    Financial Statements                                                      45

    Notes to Financial Statements                                             48

EXPENSE EXAMPLE                                                               63

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"I EXPECT THIS RECOVERY TO PROCEED AT
A SLOWER PACE THAN THOSE IN RECENT                 [PHOTO OF DANIEL S. McNAMARA]
MEMORY."

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FEBRUARY 2010

The U.S. economy appears to be on the mend. As the reporting period ended, the federal government announced that the U.S. gross domestic product grew 5.9%
during the fourth quarter of 2009. The strong showing followed a 2.2% expansion in the third quarter. While these numbers are encouraging, it is still too early to declare that a long-term sustainable recovery has begun. Much of the growth has been the result of inventory reduction, driven largely by the government's
"cash for clunkers" auto rebate program and its first-time homebuyer tax credit.
Consumers took advantage of the incentives to make purchases they might have put off for a few years, but when the programs ended so did most of the spending.

There are also other obstacles to a sustained recovery. Although housing prices have stabilized, the residential real estate market is fragile. Unemployment remains high. Companies are making do with less, delaying hiring, and continuing to lay off workers. While this may increase productivity and the financial bottom line of individual businesses, it also acts as a drag on consumer spending and on the speed at which the economy will return to more historically normal levels of growth. As a result, I expect this recovery to proceed at a slower pace than those in recent memory.

Nevertheless, I am cautiously optimistic. Improved economic conditions may give the Federal Reserve Board (the Fed) the flexibility to pull back at least some of the stimulus money it pumped into the financial system. Caution is essential. If the Fed governors unwind the stimulus too soon,

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2  | USAA INTERMEDIATE-TERM BOND FUND
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they could stall the recovery. An inordinate delay could unleash inflation. At the very least, the Fed is likely to keep short-term interest rates low until the recovery is well underway. As I write to you, inflation does not appear to be an immediate threat because employment remains weak and excess capacity remains high. As a result, most businesses lack pricing power. However, I am concerned about the projections for continued deficit spending, which could feed inflation as the decade progresses.

So, how do we invest in this challenging environment? Money market yields are at record lows. Bonds have experienced a remarkable rally, but their prices have moved close to historic norms. Equities, which rebounded from their March 2009 lows, gave back some of their gains toward the end of the reporting period.

Under the circumstances, I plan to keep my guard up and stay focused on my investment plan. During the market decline, many investors were not appropriately positioned relative to their time horizon or risk tolerance. With this in mind, I recently took some time to reflect on my own goals, reconsider my risk tolerance, make a few changes to my investment strategy, and reposition my portfolio. I encourage you to do the same. If you would like assistance, please call one of our trained service representatives. They are available to help you -- free of charge.

At USAA Investment Management Company, we are proud to provide you with what we consider an exceptional value -- outstanding service, world-class investment talent, and a broad array of no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

[PHOTO OF MATTHEW FREUND]                               [PHOTO OF JULIANNE BASS]

    MATTHEW FREUND, CFA                                      JULIANNE BASS, CFA
    USAA Investment                                          USAA Investment
    Management Company                                       Management Company

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o   HOW DID THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND SHARES) PERFORM
    DURING THE SIX-MONTH REPORTING PERIOD?

    The Fund Shares provided a total return of 13.61% for the six months ended
    January 31, 2010. During the same period, the Barclays Capital U.S.
    Aggregate Bond Index returned 3.87% and the Lipper Intermediate Investment
    Grade Funds Index returned 6.64%. At the same time, the Fund Shares provided a one-year dividend yield of 5.98%, compared to 4.22% for the average Lipper Intermediate Investment Grade Debt Fund.

o   WHAT WERE THE RELEVANT MARKET CONDITIONS?

    The fixed-income market recorded significant gains during the reporting period as investors continued to take on more risk, shifting out of low-yielding U.S. Treasuries and money market funds into higher-yielding assets. Over the six months, almost every sector of the bond market outperformed U.S. Treasuries. Prices of corporate bonds, especially financials, mortgage-backed securities and asset-backed securities (ABS)
    climbed back to levels not seen since the beginning of the financial crisis in September 2008.

    Refer to pages 11 and 12 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA INTERMEDIATE-TERM BOND FUND
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                           o HISTORICAL YIELD CURVE o

                     [CHART OF HISTORICAL YIELD CURVE CHART]

                         7/31/2009               1/29/2010               CHANGE
                         ---------               ---------               ------
3 MONTH                    0.175%                  0.069%               -0.1065%
6 MONTH                    0.249                   0.142                -0.1067
 1 YEAR                    0.468                   0.274                -0.1937
 2 YEAR                    1.111                   0.812                -0.2996
 3 YEAR                    1.587                   1.348                -0.2392
 5 YEAR                    2.514                   2.323                -0.1912
10 YEAR                     3.48                   3.584                 0.1048
30 YEAR                    4.298                   4.488                 0.1901

                                   [END CAHRT]

                             Source: Bloomberg L.P.

    Past performance is no guarantee of future results and is not an indication of performance of any USAA product.

    The Federal Reserve (the Fed) held overnight interest rates in a range of
    0% to 0.25%, pledging to keep them low for an "extended period" to stimulate the economy and help lower unemployment. The Fed also continued
    its multiple support programs, which had been created to enhance liquidity in the credit markets and to support consumer lending.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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    As government actions pulled short-term rates to extraordinarily low levels, the yield curve steepened. Yields on short-term maturities -- those of one year or less -- were between 0% and 0.50%. The difference in yields between two-and 10-year Treasuries reached a record level during the period of 2.94%.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    Your Fund was well positioned for the bond market rally. During the turmoil in 2009, we took advantage of indiscriminate selling and short-term volatility to add high-quality securities to the portfolio at attractive prices. Many of these holdings added significantly to the Fund's returns during the reporting period. Our preference for seasoned commercial mortgage-backed securities (CMBS), ABS, and corporate bonds -- which pay above-average yields -- was particularly advantageous. The portfolio also benefited from its negligible exposure to U.S. Treasuries. These securities, which have never played a large part in the portfolio, underperformed as investors sought out securities with higher yields.

    In managing the portfolio, we strive to generate an attractive yield with an acceptable level of price volatility. During the reporting period, your
    Fund paid an above-average dividend. Our long-term strategy, which seeks to maximize income and has added value over the long term, also produced a positive total return. We remain committed to long-term income generation through a high-quality portfolio diversified among multiple asset classes and across a large number of issuers. By limiting the positions we take in any one issuer, we seek to limit our exposure to potential surprises.
    Throughout the period, our experienced research team helped us identify opportunities while continuing to analyze and monitor every bond in your
    Fund.

o   WHAT IS THE OUTLOOK?

    Although economic conditions have improved, we believe the recovery will be slow and gradual as Americans continue to rebuild their

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6  | USAA INTERMEDIATE-TERM BOND FUND
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    personal balance sheets. The unemployment rate is likely to remain elevated for some time, further constraining consumer spending. Continued
    joblessness, combined with excess economic capacity, should keep inflation contained despite higher commodities prices. For all these reasons, we do not think an interest rate increase by the Fed is imminent. We do expect the government to begin unwinding its stimulus programs during 2010. The timing will be crucial. If the unwinding occurs too soon, it could choke off the recovery. If it is delayed, inflation could surge.

    The bond market provided remarkable returns during the reporting period, and investors who stayed the course were well rewarded. However, no one should expect results of the same magnitude in the months ahead. We believe fixed income has returned to its traditional role as an income-accumulation investment. Going forward, shareholders should expect the majority of their return to come from the income provided by the Fund. They would be well advised to match their investments with their risk tolerance and time horizon.

    Rest assured, your portfolio management team remains committed to providing you with a well-positioned, well-diversified bond fund with an acceptable level of risk. Thank you for the opportunity to help you with your investment needs.

    As interest rates rise, existing bond prices fall.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND SHARES (Symbol: USIBX)

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                                        1/31/10                      7/31/09
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Net Assets                          $1,205.0 Million            $951.5 Million
Net Asset Value Per Share                $9.84                       $8.93
Dollar-Weighted Average
Portfolio Maturity(+)                   5.3 Years                   5.3 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

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  SIX-MONTH TOTAL RETURN      30-DAY SEC YIELD**          EXPENSE RATIO***
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  7/31/09 to 1/31/10*          As of 1/31/10        Before Reimbursement 0.70%
        13.61%                     5.34%            After Reimbursement 0.65%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE
NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL
OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA
INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE
RATIOS ARE REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2009. IMCO
HAS AGREED, THROUGH DECEMBER 1, 2010, TO MAKE PAYMENTS OR WAIVE MANAGEMENT,
ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SHARES SO THAT
THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND SHARES (EXCLUSIVE OF COMMISSION
RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND
EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.65% OF THE FUND
SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE
CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S
BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY IMCO AT ANY TIME AFTER
DECEMBER 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS
DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA INTERMEDIATE-TERM BOND FUND
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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED JANUARY 31, 2010

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                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years             5.93%        =         5.89%           +        0.04%
5 Years              4.79%        =         5.62%           +       (0.83)%
1 Year              34.12%        =         8.61%           +       25.51%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED
JANUARY 31, 2001 -- JANUARY 31, 2010

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                 TOTAL RETURN        DIVIDEND RETURN       CHANGE IN SHARE PRICE
1/31/2001           11.89%               8.11%                    3.78%
1/31/2002            6.37%               6.86%                   -0.49%
1/31/2003            5.70%               6.29%                   -0.59%
1/31/2004            8.02%               5.04%                    2.98%
1/31/2005            3.65%               4.62%                   -0.97%
1/31/2006            2.09%               4.62%                   -2.53%
1/31/2007            4.92%               5.02%                   -0.10%
1/31/2008            4.20%               5.30%                   -1.10%
1/31/2009          -15.58%               5.07%                  -20.65%
1/31/2010           34.12%               8.61%                   25.51%

                                   [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN
   OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A
   RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9
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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               BARCLAYS CAPITAL     LIPPER INTERMEDIATE
                U.S. AGGREGATE        INVESTMENT GRADE    USAA INTERMEDIATE-TERM
                  BOND INDEX            FUNDS INDEX              BOND FUND
 1/31/00          $10,000.00             $10,000.00             $10,000.00
 2/29/00           10,120.94              10,108.56              10,113.35
 3/31/00           10,254.27              10,233.34              10,237.61
 4/30/00           10,224.90              10,169.95              10,162.17
 5/31/00           10,220.21              10,151.50              10,074.46
 6/30/00           10,432.84              10,366.46              10,306.94
 7/31/00           10,527.54              10,454.95              10,403.70
 8/31/00           10,680.13              10,599.91              10,448.78
 9/30/00           10,747.27              10,670.14              10,586.95
10/31/00           10,818.39              10,707.75              10,537.28
11/30/00           10,995.28              10,878.15              10,699.74
12/31/00           11,199.25              11,097.92              10,933.87
 1/31/01           11,382.40              11,292.92              11,188.77
 2/28/01           11,481.55              11,401.44              11,331.21
 3/31/01           11,539.19              11,445.75              11,427.05
 4/30/01           11,491.30              11,384.19              11,383.58
 5/31/01           11,560.61              11,454.30              11,460.04
 6/30/01           11,604.29              11,496.42              11,523.71
 7/31/01           11,863.73              11,775.31              11,852.34
 8/31/01           11,999.59              11,904.98              11,986.85
 9/30/01           12,139.42              11,996.62              12,113.91
10/31/01           12,393.44              12,241.16              12,263.42
11/30/01           12,222.57              12,087.44              11,989.10
12/31/01           12,144.96              12,009.75              11,851.61
 1/31/02           12,243.27              12,096.41              11,900.97
 2/28/02           12,361.92              12,213.33              11,927.74
 3/31/02           12,156.27              12,001.40              11,821.80
 4/30/02           12,392.00              12,217.89              11,936.17
 5/31/02           12,497.29              12,318.18              12,024.00
 6/30/02           12,605.35              12,310.23              12,010.79
 7/31/02           12,757.45              12,359.12              11,863.10
 8/31/02           12,972.85              12,597.30              12,166.64
 9/30/02           13,182.96              12,734.75              12,394.97
10/31/02           13,122.91              12,685.91              12,158.96
11/30/02           13,119.42              12,746.21              12,193.75
12/31/02           13,390.41              13,005.60              12,534.58
 1/31/03           13,401.84              13,046.27              12,578.82
 2/28/03           13,587.28              13,232.30              12,797.65
 3/31/03           13,576.81              13,233.61              12,811.83
 4/30/03           13,688.84              13,388.29              13,017.59
 5/31/03           13,944.07              13,637.97              13,378.47
 6/30/03           13,916.39              13,634.66              13,392.66
 7/31/03           13,448.53              13,174.93              13,010.78
 8/31/03           13,537.82              13,275.16              13,050.44
 9/30/03           13,896.18              13,632.10              13,421.74
10/31/03           13,766.58              13,535.87              13,334.26
11/30/03           13,799.55              13,571.62              13,355.49
12/31/03           13,939.98              13,709.65              13,485.75
 1/31/04           14,052.13              13,818.66              13,587.54
 2/29/04           14,204.23              13,952.89              13,716.62
 3/31/04           14,310.61              14,053.40              13,806.79
 4/30/04           13,938.29              13,715.74              13,530.50
 5/31/04           13,882.46              13,648.47              13,445.17
 6/30/04           13,960.92              13,712.08              13,495.92
 7/31/04           14,099.30              13,840.79              13,603.85
 8/31/04           14,368.25              14,090.03              13,827.75
 9/30/04           14,407.23              14,126.90              13,880.13
10/31/04           14,528.05              14,238.24              13,986.02
11/30/04           14,412.17              14,149.25              13,878.14
12/31/04           14,544.78              14,296.41              14,017.46
 1/31/05           14,636.11              14,373.63              14,081.84
 2/28/05           14,549.71              14,312.69              14,025.82
 3/31/05           14,474.98              14,227.99              13,954.89
 4/30/05           14,670.89              14,403.06              14,138.39
 5/31/05           14,829.61              14,554.29              14,259.49
 6/30/05           14,910.47              14,639.65              14,355.83
 7/31/05           14,774.74              14,525.31              14,228.38
 8/31/05           14,964.14              14,707.07              14,409.64
 9/30/05           14,810.00              14,557.92              14,284.69
10/31/05           14,692.79              14,438.02              14,194.30
11/30/05           14,757.77              14,490.88              14,264.63
12/31/05           14,898.08              14,622.80              14,395.29
 1/31/06           14,898.92              14,641.40              14,376.09
 2/28/06           14,948.38              14,684.61              14,419.53
 3/31/06           14,801.69              14,542.67              14,323.61
 4/30/06           14,774.86              14,522.49              14,279.10
 5/31/06           14,759.09              14,506.69              14,281.11
 6/30/06           14,790.38              14,522.21              14,300.38
 7/31/06           14,990.38              14,723.69              14,473.38
 8/31/06           15,219.85              14,945.03              14,695.27
 9/30/06           15,353.54              15,070.10              14,861.44
10/31/06           15,455.11              15,171.89              14,964.12
11/30/06           15,634.40              15,347.61              15,146.18
12/31/06           15,543.67              15,275.73              15,071.17
 1/31/07           15,537.29              15,260.21              15,083.97
 2/28/07           15,776.88              15,507.30              15,329.23
 3/31/07           15,777.36              15,501.95              15,318.79
 4/30/07           15,862.44              15,579.97              15,411.91
 5/31/07           15,742.22              15,447.84              15,277.42
 6/30/07           15,695.65              15,384.87              15,242.14
 7/31/07           15,826.58              15,469.72              15,263.03
 8/31/07           16,020.56              15,609.29              15,381.60
 9/30/07           16,142.09              15,776.41              15,489.71
10/31/07           16,287.10              15,879.92              15,586.48
11/30/07           16,579.99              16,085.30              15,675.37
12/31/07           16,626.56              16,104.80              15,649.49
 1/31/08           16,905.85              16,373.47              15,718.16
 2/29/08           16,929.32              16,291.59              15,600.88
 3/31/08           16,987.08              16,122.93              15,507.74
 4/30/08           16,951.58              16,207.03              15,481.46
 5/31/08           16,827.28              16,080.01              15,525.08
 6/30/08           16,813.68              15,946.39              15,403.74
 7/31/08           16,799.96              15,793.37              15,250.63
 8/31/08           16,959.40              15,887.91              15,248.47
 9/30/08           16,731.61              15,393.33              14,648.10
10/31/08           16,336.67              14,820.47              13,635.60
11/30/08           16,868.43              14,796.07              13,374.49
12/31/08           17,497.78              15,346.49              13,223.67
 1/31/09           17,343.39              15,323.24              13,271.66
 2/28/09           17,277.93              15,151.68              13,183.50
 3/31/09           17,518.12              15,438.14              13,452.20
 4/30/09           17,601.87              15,704.63              13,774.49
 5/31/09           17,729.54              16,080.97              14,704.52
 6/30/09           17,830.38              16,274.33              15,123.48
 7/31/09           18,117.98              16,746.17              15,669.78
 8/31/09           18,305.58              16,985.34              16,169.99
 9/30/09           18,497.87              17,296.28              16,699.46
10/31/09           18,589.21              17,453.74              17,002.18
11/30/09           18,829.88              17,669.57              17,243.35
12/31/09           18,535.54              17,541.21              17,304.19
 1/31/10           18,818.68              17,858.10              17,796.59

                                   [END CHART]

                          Data from 1/31/00 to 1/31/10.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

10  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

The graph on page 10 illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Shares to the following benchmarks:

o  The unmanaged Barclays Capital U.S. Aggregate Bond Index, formerly known as the Lehman Brothers U.S. Aggregate Bond Index, covers the U.S.
   investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o  The unmanaged Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper
   Intermediate Investment Grade Debt Funds category.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                            LIPPER INTERMEDIATE
                         USAA INTERMEDIATE-TERM            INVESTMENT GRADE DEBT
                               BOND FUND                       FUNDS AVERAGE
1/31/2001                         7.31%                            5.99%
1/31/2002                         6.80                             5.60
1/31/2003                         6.06                             4.63
1/31/2004                         4.77                             3.83
1/31/2005                         4.56                             3.61
1/31/2006                         4.70                             3.96
1/31/2007                         4.88                             4.38
1/31/2008                         5.27                             4.60
1/31/2009                         7.03                             5.57
1/31/2010                         5.98                             4.22

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/01 to 1/31/10.

The Lipper Intermediate Investment Grade Debt Funds Average is the average performance level of all intermediate investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

USAA INTERMEDIATE-TERM BOND FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                              1/31/10               7/31/09
--------------------------------------------------------------------------------
Net Assets                                $85.8 Million          $46.9 Million
Net Asset Value Per Share                     $9.84                  $8.93

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/10
--------------------------------------------------------------------------------
   7/31/09 to 1/31/10**            1 Year             Since Inception 8/01/08
         13.72%                    34.37%                      10.99%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
                                      0.46%

*The USAA Intermediate-Term Bond Fund Institutional Shares (Institutional
Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER
1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. IMCO HAS
AGREED, THROUGH DECEMBER 1, 2010, TO MAKE PAYMENTS OR WAIVE MANAGEMENT,
ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE INSTITUTIONAL SHARES
SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES
(EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND
FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF
0.46% OF THE INSTITUTIONAL SHARES' AVERAGE DAILY NET ASSETS. IF THE
INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.46%,
THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THIS
REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME
PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR
TERMINATED BY IMCO AT ANY TIME AFTER DECEMBER 1, 2010. THIS EXPENSE RATIO MAY
DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA INTERMEDIATE-TERM      LIPPER INTERMEDIATE
               BOND FUND INSTITUTIONAL      INVESTMENT GRADE       BARCLAYS CAPITAL U.S.
                      SHARES                   FUNDS INDEX         AGGREGATE BOND INDEX

 7/31/2008          $10,000.00                $10,000.00               $10,000.00
 8/31/2008            9,995.51                 10,059.87                10,094.91
 9/30/2008            9,603.48                  9,746.71                 9,959.32
10/31/2008            8,941.32                  9,383.98                 9,724.23
11/30/2008            8,771.29                  9,368.53                10,040.76
12/31/2008            8,673.92                  9,717.05                10,415.37
 1/31/2009            8,706.83                  9,702.33                10,323.47
 2/28/2009            8,650.28                  9,593.70                10,284.50
 3/31/2009            8,827.96                  9,775.08                10,427.47
 4/30/2009            9,040.93                  9,943.81                10,477.33
 5/31/2009            9,652.88                 10,182.10                10,553.32
 6/30/2009            9,929.45                 10,304.54                10,613.35
 7/31/2009           10,289.85                 10,603.29                10,784.54
 8/31/2009           10,619.91                 10,754.73                10,896.20
 9/30/2009           10,969.35                 10,951.61                11,010.66
10/31/2009           11,170.03                 11,051.31                11,065.03
11/30/2009           11,330.16                 11,187.97                11,208.28
12/31/2009           11,372.15                 11,106.69                11,033.08
 1/31/2010           11,697.42                 11,307.34                11,201.62

                                   [END CHART]

                    Data from 7/31/08 through 1/31/10.*

                    See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Intermediate-Term Bond Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the
Lipper Intermediate Investment Grade Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is
August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2010 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

            AAA                                                  28%
            AA                                                    6%
            A                                                    20%
            BBB                                                  36%
            BELOW INVESTMENT-GRADE                               10%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors
Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service
Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment
Management Company must determine that the securities are of equivalent investment quality.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 17-40.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                         o PORTFOLIO MIX -- 1/31/2010 o

                          [PIE CHART OF PORTFOLIO MIX]

     CORPORATE OBLIGATIONS                                          54.3%
     COMMERCIAL MORTGAGE SECURITIES                                 18.2%
     ASSET-BACKED SECURITIES                                         9.9%
     EURODOLLAR AND YANKEE OBLIGATIONS                               6.9%
     U.S. GOVERNMENT AGENCY ISSUES                                   5.3%
     MUNICIPAL BONDS                                                 2.3%
     PREFERRED SECURITIES                                            1.3%
     VARIABLE-RATE DEMAND NOTES                                      0.4%
     MONEY MARKET FUNDS                                              0.3%

                                   [END CHART]

        Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

             CORPORATE OBLIGATIONS (54.3%)

             CONSUMER DISCRETIONARY (2.4%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
  $  2,048   Kellwood Co.                                                                       7.88%      7/15/2011     $    1,546
                                                                                                                         ----------
             AUTOMOTIVE RETAIL (0.1%)
     1,000   AutoZone, Inc.                                                                     5.75       1/15/2015          1,088
                                                                                                                         ----------
             BROADCASTING (0.4%)
       980   Charter Communications Operating, LLC(a)                                           2.24(b)    3/06/2014            913
     1,000   Comcast Corp.                                                                      6.50       1/15/2017          1,120
     2,000   Liberty Media Corp., LLC                                                           5.70       5/15/2013          1,945
     1,000   Time Warner Cable, Inc.                                                            8.25       2/14/2014          1,189
                                                                                                                         ----------
                                                                                                                              5,167
                                                                                                                         ----------
             CABLE & SATELLITE (0.1%)
     2,000   Virgin Media Secured Finance(c)                                                    6.50       1/15/2018          1,978
                                                                                                                         ----------
             CASINOS & GAMING (0.1%)
       134   Harrah's Operating Co., Inc.                                                      10.00       2/01/2016            107
     1,000   Mashantucket (Western) Pequot Tribe,
              acquired 7/29/2005; cost $1,000(c),(d)                                            5.91       9/01/2021            555
       950   Seminole Tribe of Florida(c)                                                       7.80      10/01/2020            890
                                                                                                                         ----------
                                                                                                                              1,552
                                                                                                                         ----------
             DEPARTMENT STORES (0.7%)
     4,000   J.C. Penney Co., Inc.                                                              7.95       4/01/2017          4,360
     5,000   Macy's Retail Holdings, Inc.                                                       6.63       4/01/2011          5,231
                                                                                                                         ----------
                                                                                                                              9,591
                                                                                                                         ----------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
     2,000   Starwood Hotels & Resorts Worldwide, Inc.                                          7.88      10/15/2014          2,140
                                                                                                                         ----------
             HOUSEHOLD APPLIANCES (0.2%)
     2,000   Stanley Works Capital Trust I                                                      5.90      12/01/2045          1,852
     1,000   Whirlpool Corp.                                                                    7.75       7/15/2016          1,077
                                                                                                                         ----------
                                                                                                                              2,929
                                                                                                                         ----------
             LEISURE PRODUCTS (0.2%)
     2,000   Hasbro, Inc.                                                                       6.13       5/15/2014          2,196
                                                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

             SPECIALTY STORES (0.3%)
  $  1,000   Staples, Inc.                                                                      7.75%      4/01/2011     $    1,073
     2,000   Staples, Inc.                                                                      9.75       1/15/2014          2,442
                                                                                                                         ----------
                                                                                                                              3,515
                                                                                                                         ----------
             Total Consumer Discretionary                                                                                    31,702
                                                                                                                         ----------
             CONSUMER STAPLES (2.2%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
     1,000   Bunge Ltd. Finance Co.                                                             8.50       6/15/2019          1,176
     2,000   Cargill, Inc.(c)                                                                   6.00      11/27/2017          2,171
                                                                                                                         ----------
                                                                                                                              3,347
                                                                                                                         ----------
             BREWERS (0.2%)
     2,000   Anheuser-Busch Companies, Inc.(c)                                                  7.20       1/15/2014          2,289
                                                                                                                         ----------
             DISTILLERS & VINTNERS (0.1%)
     2,000   Constellation Brands, Inc.                                                         7.25       5/15/2017          2,017
                                                                                                                         ----------
             DRUG RETAIL (1.0%)
     2,778   CVS Caremark Corp.                                                                 6.04      12/10/2028          2,800
    10,600   CVS Caremark Corp.                                                                 6.30       6/01/2037          9,863
                                                                                                                         ----------
                                                                                                                             12,663
                                                                                                                         ----------
             FOOD RETAIL (0.3%)
     1,593   Ahold Lease USA, Inc.                                                              7.82       1/20/2020          1,711
     2,000   Kroger Co.(e)                                                                      5.50       2/01/2013          2,152
                                                                                                                         ----------
                                                                                                                              3,863
                                                                                                                         ----------
             PACKAGED FOODS & MEAT (0.1%)
     1,000   Tyson Foods, Inc.                                                                  7.85       4/01/2016          1,055
                                                                                                                         ----------
             SOFT DRINKS (0.2%)
     1,000   Bottling Group, LLC                                                                5.50       4/01/2016          1,108
     1,000   Coca Cola Enterprises, Inc.                                                        7.38       3/03/2014          1,176
                                                                                                                         ----------
                                                                                                                              2,284
                                                                                                                         ----------
             TOBACCO (0.1%)
     1,000   Universal Corp.                                                                    5.00       9/01/2011          1,032
                                                                                                                         ----------
             Total Consumer Staples                                                                                          28,550
                                                                                                                         ----------
             ENERGY (7.1%)
             -------------
             INTEGRATED OIL & GAS (0.4%)
     2,000   Hess Corp.                                                                         8.13       2/15/2019          2,444
     1,000   Marathon Oil Corp.                                                                 6.50       2/15/2014          1,126
     1,000   Occidental Petroleum Corp.                                                         7.00      11/01/2013          1,167
     1,000   Polar Tankers, Inc.(c)                                                             5.95       5/10/2037            986
                                                                                                                         ----------
                                                                                                                              5,723
                                                                                                                         ----------

================================================================================

18  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

             OIL & GAS DRILLING (0.2%)
  $  2,000   Nabors Industries, Inc.                                                            9.25%      1/15/2019     $    2,527
                                                                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
     2,000   Seacor Holdings, Inc.(e)                                                           5.88      10/01/2012          2,028
     2,000   Weatherford International Ltd.                                                     9.63       3/01/2019          2,543
                                                                                                                         ----------
                                                                                                                              4,571
                                                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.1%)
     4,000   Denbury Resources, Inc.                                                            7.50      12/15/2015          4,010
     1,208   Denbury Resources, Inc.                                                            9.75       3/01/2016          1,279
     2,000   Devon Energy Corp.                                                                 6.30       1/15/2019          2,245
     1,500   Newfield Exploration Co.                                                           6.88       2/01/2020          1,504
     2,000   Noble Energy, Inc.                                                                 8.25       3/01/2019          2,431
     1,000   Range Resources Corp.                                                              8.00       5/15/2019          1,070
     1,000   XTO Energy, Inc.                                                                   4.63       6/15/2013          1,072
     1,000   XTO Energy, Inc.                                                                   5.65       4/01/2016          1,109
                                                                                                                         ----------
                                                                                                                             14,720
                                                                                                                         ----------
             OIL & GAS REFINING & MARKETING (0.5%)
     2,000   Motiva Enterprises, LLC(c)                                                         5.75       1/15/2020          2,105
     1,000   Plains All American Pipeline, LP                                                   8.75       5/01/2019          1,246
     2,000   Premcor Refining Group, Inc.(e)                                                    7.50       6/15/2015          2,049
     1,000   Sunoco, Inc.                                                                       9.63       4/15/2015          1,216
                                                                                                                         ----------
                                                                                                                              6,616
                                                                                                                         ----------
             OIL & GAS STORAGE & TRANSPORTATION (4.5%)
       250   Buckeye Partners, LP                                                               5.13       7/01/2017            249
     1,000   DCP Midstream, LLC(c)                                                              9.70      12/01/2013          1,193
     2,000   El Paso Energy Corp.(c),(e)                                                        5.90       4/01/2017          2,122
     8,000   Enbridge Energy Partners, LP                                                       8.05      10/01/2037          7,974
     1,000   Energy Transfer Partners, LP                                                       6.00       7/01/2013          1,092
     1,000   Energy Transfer Partners, LP                                                       9.70       3/15/2019          1,274
     1,000   Enterprise Products Operating, LP                                                  8.38       8/01/2066            995
     5,000   Enterprise Products Operating, LP(e)                                               7.00       6/01/2067          4,565
     3,550   Enterprise Products Operating, LP                                                  7.03       1/15/2068          3,360
     2,000   Gulf South Pipeline Co., LP                                                        5.75       8/15/2012          2,135
     2,000   Kaneb Pipe Line Operating Partnership, LP(e)                                       5.88       6/01/2013          2,091
     1,000   Kinder Morgan Finance Co.                                                          5.70       1/05/2016            976
     2,000   Kinder Morgan, Inc.(e)                                                             6.50       9/01/2012          2,087
     1,000   NGPL PipeCo, LLC                                                                   6.51      12/15/2012          1,106
     2,000   NGPL PipeCo, LLC(e)                                                                7.12      12/15/2017          2,275
     2,000   Rockies Express Pipeline, LLC(c),(e)                                               6.25       7/15/2013          2,199
     2,000   Sabine Pass LNG, LP(e)                                                             7.25      11/30/2013          1,880
     6,110   SourceGas, LLC(c)                                                                  5.90       4/01/2017          5,706

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

  $  3,000   Southeast Supply Header(c)                                                         4.85%      8/15/2014     $    3,107
     1,000   Spectra Energy Capital, LLC                                                        5.90       9/15/2013          1,104
     2,000   Sunoco Logistics Partners Operations, LP                                           8.75       2/15/2014          2,249
     1,000   Tennessee Gas Pipeline Co.                                                         8.00       2/01/2016          1,170
     2,000   Tennessee Gas Pipeline Co.                                                         7.00      10/15/2028          2,183
       500   Transcontinental Gas Pipeline Corp.                                                8.88       7/15/2012            575
     1,000   Valero Logistics Operations, LP                                                    6.05       3/15/2013          1,083
     2,000   Williams Companies, Inc.                                                           8.13       3/15/2012          2,300
       500   Williams Partners Finance Corp.                                                    7.50       6/15/2011            530
       250   Williams Partners Finance Corp.                                                    7.25       2/01/2017            281
                                                                                                                         ----------
                                                                                                                             57,861
                                                                                                                         ----------
             Total Energy                                                                                                    92,018
                                                                                                                         ----------
             FINANCIALS (23.1%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     2,000   Mellon Bank, N.A.                                                                  5.45       4/01/2016          2,169
                                                                                                                         ----------
             CONSUMER FINANCE (0.8%)
     3,000   American Express Co.                                                               6.80       9/01/2066          2,805
     1,000   American Honda Finance Corp.(c)                                                    6.70      10/01/2013          1,110
       965   Capital One Financial Corp.                                                        7.69       8/15/2036            917
     1,000   ERAC USA Finance Co.(c)                                                            6.20      11/01/2016          1,063
     1,000   Ford Motor Credit Co., LLC                                                         7.50       8/01/2012          1,014
     2,000   Ford Motor Credit Co., LLC                                                         7.00      10/01/2013          2,003
     1,266   General Motors Acceptance Corp.                                                    6.88       8/28/2012          1,253
                                                                                                                         ----------
                                                                                                                             10,165
                                                                                                                         ----------
             DIVERSIFIED BANKS (2.2%)
     1,000   Comerica Bank                                                                      5.20       8/22/2017            972
     5,000   Comerica Capital Trust II                                                          6.58       2/20/2037          4,100
     1,000   Emigrant Bancorp, Inc.(c)                                                          6.25       6/15/2014            678
     1,000   First Tennessee Bank, N.A.                                                         4.63       5/15/2013            943
     3,000   First Tennessee Bank, N.A.                                                         5.65       4/01/2016          2,741
     2,000   First Union National Bank, FL                                                      6.18       2/15/2036          2,065
     3,000   First Union National Bank, NC(e)                                                   6.18       2/15/2036          3,098
     2,000   Key Bank, N.A.                                                                     5.45       3/03/2016          1,905
     3,000   LBG Capital No. 1 plc                                                              7.88      11/01/2020          2,670
     5,000   USB Capital IX                                                                     6.19               -(f)       4,200
     3,470   Wells Fargo Capital XIII                                                           7.70               -(f)       3,383
     1,000   Wells Fargo Capital XV                                                             9.75               -(f)       1,070
                                                                                                                         ----------
                                                                                                                             27,825
                                                                                                                         ----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
     1,000   Brascan Corp.                                                                      7.13       6/15/2012          1,068
       500   Brookfield Asset Management, Inc.                                                  5.80       4/25/2017            479
                                                                                                                         ----------
                                                                                                                              1,547
                                                                                                                         ----------

================================================================================

20  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

             INVESTMENT BANKING & BROKERAGE (0.4%)
  $  1,000   First Republic Bank Corp.                                                          7.75%      9/15/2012     $    1,086
     3,000   Goldman Sachs Capital II                                                           5.79               -(f)       2,362
     2,000   Merrill Lynch & Co., Inc.                                                          6.05       8/15/2012          2,162
                                                                                                                         ----------
                                                                                                                              5,610
                                                                                                                         ----------
             LIFE & HEALTH INSURANCE (2.8%)
     2,000   Blue Cross Blue Shield, Inc.                                                       8.25      11/15/2011          2,188
     2,000   Great-West Life & Annuity Insurance Co.(c)                                         7.15       5/16/2046          1,800
     3,000   Jackson National Life Global Funding(c)                                            5.38       5/08/2013          3,231
     6,000   Lincoln National Corp.                                                             7.00       5/17/2066          5,085
     5,000   MetLife Capital Trust X(c)                                                         9.25       4/08/2038          5,650
     6,000   Nationwide Mutual Insurance Co.(c),(e)                                             5.81      12/15/2024          5,085
     2,000   Prudential Financial, Inc.                                                         6.00      12/01/2017          2,126
     1,000   Prudential Financial, Inc.                                                         8.88       6/15/2038          1,090
    10,000   StanCorp Financial Group, Inc.                                                     6.90       6/01/2067          7,914
     2,000   Travelers Life & Annuity(c)                                                        5.13       8/15/2014          2,149
                                                                                                                         ----------
                                                                                                                             36,318
                                                                                                                         ----------
             MULTI-LINE INSURANCE (2.2%)
     2,000   American General Finance Corp.                                                     4.88       7/15/2012          1,662
     2,000   American International Group, Inc.                                                 8.18       5/15/2058          1,360
     3,000   Farmers Exchange Capital(c)                                                        7.05       7/15/2028          2,680
     8,000   Genworth Financial, Inc.                                                           6.15      11/15/2066          5,700
    10,000   Glen Meadow(c)                                                                     6.51       2/12/2067          7,775
     2,000   HCC Insurance Holdings, Inc.                                                       6.30      11/15/2019          2,086
     1,000   ILFC E-Capital Trust I(c)                                                          5.90      12/21/2065            570
     2,000   ILFC E-Capital Trust II(c)                                                         6.25      12/21/2065          1,150
     2,000   Oil Casualty Insurance Ltd.(c)                                                     8.00       9/15/2034          1,663
     5,000   Oil Insurance Ltd.(c)                                                              7.56               -(f)       3,961
                                                                                                                         ----------
                                                                                                                             28,607
                                                                                                                         ----------
             MULTI-SECTOR HOLDINGS (0.2%)
      1,000  Leucadia National Corp.                                                            7.00       8/15/2013          1,022
      1,000  Leucadia National Corp.                                                            7.13       3/15/2017            990
                                                                                                                         ----------
                                                                                                                              2,012
                                                                                                                         ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
      3,000  AgFirst Farm Credit Bank                                                           6.59               -(f)       2,427
      1,000  Bank of America Corp.                                                              8.00               -(f)         951
      1,000  Bank of America Corp.                                                              8.13               -(f)         951
      2,000  Bank of America Corp.                                                              5.75      12/01/2017          2,043
      2,000  Citigroup, Inc.                                                                    6.38       8/12/2014          2,124
      2,000  General Electric Capital Corp.                                                     4.80       5/01/2013          2,121
      6,440  General Electric Capital Corp.                                                     6.38      11/15/2067          5,699

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

  $  2,000   NORTHGROUP PREFERRED CAPITAL CORP.(C)                                              6.38%              -(f)  $    1,759
                                                                                                                         ----------
                                                                                                                             18,075
                                                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (3.2%)
     1,000   21st Century Insurance Group                                                       5.90      12/15/2013            996
     5,000   Allstate Corp.                                                                     6.13       5/15/2037          4,700
     1,535   Assured Guaranty U.S. Holdings, Inc.                                               7.00       6/01/2034          1,417
     2,425   Assured Guaranty U.S. Holdings, Inc.                                               6.40      12/15/2066          1,722
     5,500   Chubb Corp.                                                                        6.38       3/29/2067          5,335
     2,000   CNA Financial Corp.                                                                7.35      11/15/2019          2,099
     3,000   Financial Security Assurance Holdings Ltd.(c)                                      6.40      12/15/2066          2,085
     2,000   First American Capital Trust I                                                     8.50       4/15/2012          1,992
     2,275   Fund American Companies, Inc.                                                      5.88       5/15/2013          2,348
     1,000   Infinity Property & Casualty Corp.                                                 5.50       2/18/2014            990
     2,000   Liberty Mutual Group, Inc.                                                         7.30       6/15/2014          2,119
     3,000   Liberty Mutual Group, Inc.(c)                                                      7.00       3/15/2037          2,415
     7,000   Progressive Corp.                                                                  6.70       6/15/2037          6,449
     2,000   RLI Corp.                                                                          5.95       1/15/2014          1,993
     5,000   Travelers Companies, Inc.                                                          6.25       3/15/2037          4,708
                                                                                                                         ----------
                                                                                                                             41,368
                                                                                                                         ----------
             REGIONAL BANKS (3.2%)
     1,500   AmSouth Bank, N.A.                                                                 5.20       4/01/2015          1,378
     1,750   Bank of Oklahoma                                                                   5.75       5/15/2017          1,641
     2,000   Chittenden Corp.                                                                   5.80       2/14/2017          1,993
     2,000   City National Capital Trust I                                                      9.63       2/01/2040          2,148
     1,000   City National Corp.                                                                5.13       2/15/2013          1,030
     2,000   Cullen/Frost Bankers, Inc.                                                         5.75       2/15/2017          1,880
     5,000   Fifth Third Capital Trust IV                                                       6.50       4/15/2037          3,887
     2,395   First Empire Capital Trust I                                                       8.23       2/01/2027          2,217
     2,000   Fulton Capital Trust I                                                             6.29       2/01/2036          1,284
     2,500   Huntington Capital III                                                             6.65       5/15/2037          1,690
     4,000   Manufacturers & Traders Trust Co.                                                  5.63      12/01/2021          3,492
     1,000   National City Bank                                                                 4.50       3/15/2010          1,004
     1,500   National City Preferred Capital Trust I                                           12.00               -(f)       1,711
     5,000   PNC Preferred Funding Trust III(c)                                                 8.70       3/29/2049          5,176
     2,000   Susquehanna Bancshares, Inc.                                                       2.10(b)    5/01/2014          1,501
     2,000   TCF Financial Bank                                                                 1.88(b)    6/15/2014          1,478
     2,000   TCF National Bank                                                                  5.50       2/01/2016          1,674
     2,000   U.S. AgBank, FCB(c)                                                                6.11               -(f)       1,239
     4,000   Webster Capital Trust IV                                                           7.65       6/15/2037          2,680
     1,000   Whitney National Bank                                                              5.88       4/01/2017            834
     1,000   Wilmington Trust Corp.                                                             8.50       4/02/2018          1,012
     1,000   Zions Bancorp                                                                      6.00       9/15/2015            826
                                                                                                                         ----------
                                                                                                                             41,775
                                                                                                                         ----------

================================================================================

22  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

             REITs - DIVERSIFIED (0.7%)
  $  1,000   Liberty Property, LP                                                               5.13%      3/02/2015     $      992
     1,000   Liberty Property, LP                                                               6.63      10/01/2017          1,019
     4,000   Washington REIT                                                                    5.35       5/01/2015          4,117
     2,000   WEA Finance(c)                                                                     5.75       9/02/2015          2,150
                                                                                                                         ----------
                                                                                                                              8,278
                                                                                                                         ----------
             REITs - INDUSTRIAL (0.5%)
     2,500   AMB Property, LP                                                                   6.30       6/01/2013          2,659
     2,000   ProLogis                                                                           5.50       3/01/2013          2,067
     1,000   ProLogis                                                                           2.25       4/01/2037            941
     1,000   ProLogis                                                                           1.88      11/15/2037            896
                                                                                                                         ----------
                                                                                                                              6,563
                                                                                                                         ----------
             REITs - OFFICE (1.1%)
     2,000   Boston Properties, Inc.                                                            5.88      10/15/2019          2,086
     1,500   Boston Properties, LP                                                              6.25       1/15/2013          1,638
     2,000   Brandywine Operating Partnership, LP                                               7.50       5/15/2015          2,117
     1,000   Duke Realty, LP                                                                    5.50       3/01/2016            991
     1,000   Duke Realty, LP                                                                    5.95       2/15/2017          1,002
     1,000   Duke Realty, LP                                                                    6.50       1/15/2018            995
     1,000   HRPT Properties Trust                                                              5.75      11/01/2015            989
     1,000   HRPT Properties Trust                                                              6.65       1/15/2018            996
     1,500   Mack-Cali Realty, LP                                                               5.80       1/15/2016          1,484
     1,000   Mack-Cali Realty, LP                                                               7.75       8/15/2019          1,115
     1,000   Reckson Operating Partnership, LP                                                  6.00       3/31/2016            959
                                                                                                                         ----------
                                                                                                                             14,372
                                                                                                                         ----------
             REITs - RESIDENTIAL (0.8%)
     2,000   AvalonBay Communities, Inc.                                                        5.50       1/15/2012          2,103
     1,330   BRE Properties, Inc.                                                               5.50       3/15/2017          1,276
     1,000   ERP Operating, LP                                                                  6.63       3/15/2012          1,074
     1,965   ERP Operating, LP                                                                  6.58       4/13/2015          2,129
     1,000   Post Apartment Homes, LP                                                           5.45       6/01/2012          1,002
     3,000   UDR, Inc.                                                                          5.13       1/15/2014          3,021
                                                                                                                         ----------
                                                                                                                             10,605
                                                                                                                         ----------
             REITs - RETAIL (2.1%)
     1,000   Developers Diversified Realty Corp.                                                5.38      10/15/2012            974
     2,000   Developers Diversified Realty Corp.                                                5.50       5/01/2015          1,881
     3,000   Equity One, Inc.                                                                   6.25      12/15/2014          3,089
     1,000   Federal Realty Investment Trust                                                    6.20       1/15/2017          1,004
     1,000   National Retail Properties, Inc.                                                   6.88      10/15/2017          1,028
     1,000   Pan Pacific Retail Properties, Inc.                                                7.95       4/15/2011          1,039
     1,000   Pan Pacific Retail Properties, Inc.                                                5.25       9/01/2015          1,028

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

  $  2,000   Realty Income Corp.                                                                5.95%      9/15/2016     $    2,031
     2,000   Regency Centers, LP                                                                5.88       6/15/2017          1,982
     2,000   Rouse Co.(g)                                                                       7.20       9/12/2012          2,060
     2,000   Rouse Co.(g)                                                                       5.38      11/26/2013          1,970
     3,525   Simon Property Group, LP                                                           5.30       5/30/2013          3,774
     1,000   Simon Property Group, LP                                                           6.10       5/01/2016          1,076
     4,000   Weingarten Realty Investors                                                        4.86       1/15/2014          4,011
                                                                                                                         ----------
                                                                                                                             26,947
                                                                                                                         ----------
             REITs - SPECIALIZED (1.0%)
     2,000   Health Care Property Investors, Inc.                                               6.30       9/15/2016          2,022
     3,000   Healthcare Realty Trust                                                            6.50       1/17/2017          3,136
     1,000   Hospitality Properties Trust                                                       5.13       2/15/2015            962
     2,000   Nationwide Health Properties, Inc.                                                 6.90      10/01/2037          2,060
     1,000   Ventas Realty, LP                                                                  9.00       5/01/2012          1,052
       500   Ventas Realty, LP                                                                  6.50       6/01/2016            488
     3,000   Ventas Realty, LP                                                                  6.75       4/01/2017          2,955
                                                                                                                         ----------
                                                                                                                             12,675
                                                                                                                         ----------
             SPECIALIZED FINANCE (0.0%)
     3,000   Security Capital Assurance Ltd.(h)                                                 6.88               -(f)           -
                                                                                                                         ----------
             THRIFTS & MORTGAGE FINANCE (0.2%)
     2,000   Sovereign Bank                                                                     1.99(b)    8/01/2013          1,983
     1,000   Sovereign Bank                                                                     2.07(b)    4/01/2014            994
                                                                                                                         ----------
                                                                                                                              2,977
                                                                                                                         ----------
             Total Financials                                                                                               297,888
                                                                                                                         ----------
             HEALTH CARE (0.6%)
             ------------------
             HEALTH CARE EQUIPMENT (0.2%)
     1,000   Baxter International, Inc.                                                         4.00       3/01/2014          1,051
     1,000   Hospira, Inc.                                                                      6.40       5/15/2015          1,123
     1,000   Hospira, Inc.                                                                      6.05       3/30/2017          1,084
                                                                                                                         ----------
                                                                                                                              3,258
                                                                                                                         ----------
             HEALTH CARE SERVICES (0.1%)
     1,000   Laboratory Corp. of America                                                        5.63      12/15/2015          1,091
                                                                                                                         ----------
             MANAGED HEALTH CARE (0.1%)
     2,000   Highmark, Inc.(c)                                                                  6.80       8/15/2013          2,166
                                                                                                                         ----------
             PHARMACEUTICALS (0.2%)
     2,000   Roche Holdings, Inc.(c)                                                            5.00       3/01/2014          2,165
                                                                                                                         ----------
             Total Health Care                                                                                                8,680
                                                                                                                         ----------

================================================================================

24  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

             INDUSTRIALS (3.2%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.2%)
  $  2,000   FedEx Corp.                                                                        7.38%      1/15/2014     $    2,305
                                                                                                                         ----------
             AIRLINES (1.0%)
       267   Airplanes Pass-Through                                                             0.61(b)    3/15/2019            252
       309   America West Airlines, Inc. Pass-Through Trust                                     6.87       1/02/2017            282
     1,723   America West Airlines, Inc. Pass-Through Trust (INS)                               7.93       1/02/2019          1,599
     2,483   American Airlines Pass-Through Trust                                              10.38       7/02/2019          2,818
       888   American Airlines, Inc. Pass-Through Trust (INS)                                   3.86       7/09/2010            877
     1,000   American Airlines, Inc. Pass-Through Trust                                         6.82       5/23/2011            988
     2,939   Continental Airlines, Inc. Pass-Through Trust                                      9.00       7/08/2016          3,175
     1,196   Continental Airlines, Inc. Pass-Through Trust                                      6.55       2/02/2019          1,196
     1,113   Continental Airlines, Inc. Pass-Through Trust (INS)                                6.24       3/15/2020            901
       140   United Airlines Pass-Through Trust                                                 7.73       7/01/2010            140
       469   United Airlines, Inc. Pass-Through Trust                                           7.78       1/01/2014            467
                                                                                                                         ----------
                                                                                                                             12,695
                                                                                                                         ----------
             BUILDING PRODUCTS (0.3%)
     2,000   CRH America, Inc.                                                                  5.63       9/30/2011          2,111
     1,000   USG Corp.                                                                          6.30      11/15/2016            890
     1,000   USG Corp.                                                                          9.25(b)    1/15/2018          1,025
                                                                                                                         ----------
                                                                                                                              4,026
                                                                                                                         ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     1,000   Paccar, Inc.                                                                       6.88       2/15/2014          1,151
                                                                                                                         ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
     2,000   Allied Waste North America, Inc.                                                   7.25       3/15/2015          2,082
     2,000   Allied Waste North America, Inc.                                                   6.88       6/01/2017          2,163
                                                                                                                         ----------
                                                                                                                              4,245
                                                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (0.5%)
     2,000   Textron Financial Corp.                                                            5.40       4/28/2013          2,055
     3,000   Tyco International Finance                                                         8.50       1/15/2019          3,769
                                                                                                                         ----------
                                                                                                                              5,824
                                                                                                                         ----------
             INDUSTRIAL MACHINERY (0.3%)
     2,000   Ingersoll-Rand GL Holding Co.                                                      9.50       4/15/2014          2,448
     1,000   Pall Corp.(c)                                                                      6.00       8/01/2012          1,010
                                                                                                                         ----------
                                                                                                                              3,458
                                                                                                                         ----------
             RAILROADS (0.3%)
     2,000   Norfolk Southern Corp.                                                             7.70       5/15/2017          2,399
     1,494   Southern Capital Corp.(c)                                                          5.70       6/30/2023            990
                                                                                                                         ----------
                                                                                                                              3,389
                                                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

             SECURITY & ALARM SERVICES (0.2%)
  $  2,000   Corrections Corp. of America                                                       7.75%      6/01/2017     $    2,065
     1,000   Geo Group, Inc.(c)                                                                 7.75      10/15/2017          1,025
                                                                                                                         ----------
                                                                                                                              3,090
                                                                                                                         ----------
             Total Industrials                                                                                               40,183
                                                                                                                         ----------
             INFORMATION TECHNOLOGY (0.5%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     1,000   Computer Sciences Corp.                                                            5.50       3/15/2013          1,086
     2,000   Fiserv, Inc.                                                                       6.13      11/20/2012          2,215
     1,000   Iron Mountain, Inc.                                                                7.75       1/15/2015          1,013
                                                                                                                         ----------
                                                                                                                              4,314
                                                                                                                         ----------
             ELECTRONIC MANUFACTURING SERVICES (0.2%)
     2,000   Tyco International Finance S.A.                                                    4.13      10/15/2014          2,087
                                                                                                                         ----------
             Total Information Technology                                                                                     6,401
                                                                                                                         ----------
             MATERIALS (1.8%)
             ----------------
             DIVERSIFIED CHEMICALS (0.4%)
     2,000   Chevron Phillips Chemical Co., LP(c)                                               7.00       6/15/2014          2,226
     2,000   Dow Chemical Co.                                                                   5.90       2/15/2015          2,171
     1,000   E.I. du Pont de Nemours and Co.                                                    6.00       7/15/2018          1,113
                                                                                                                         ----------
                                                                                                                              5,510
                                                                                                                         ----------
             DIVERSIFIED METALS & MINING (0.3%)
     3,000   Rio Tinto Finance (USA) Ltd.                                                       8.95       5/01/2014          3,622
                                                                                                                         ----------
             GOLD (0.2%)
     2,000   Barrick Gold Finance Co., LLC                                                      6.13       9/15/2013          2,246
                                                                                                                         ----------
             METAL & GLASS CONTAINERS (0.4%)
     2,000   Ball Corp.                                                                         6.63       3/15/2018          2,020
     1,000   Owens Brockway Glass Container, Inc.                                               6.75      12/01/2014          1,015
     2,725   Silgan Holdings, Inc.                                                              7.25       8/15/2016          2,841
                                                                                                                         ----------
                                                                                                                              5,876
                                                                                                                         ----------
             PAPER PRODUCTS (0.3%)
     3,000   International Paper Co.                                                            7.50       8/15/2021          3,412
                                                                                                                         ----------
             STEEL (0.2%)
     2,000   Allegheny Technologies, Inc.                                                       9.38       6/01/2019          2,392
                                                                                                                         ----------
             Total Materials                                                                                                 23,058
                                                                                                                         ----------
             MUNICIPAL BONDS (0.3%)
             ----------------------
             HOSPITAL (0.2%)
     3,000   Novant Health, Inc.                                                                5.35      11/01/2016          3,021
                                                                                                                         ----------

================================================================================

26  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

             MISCELLANEOUS (0.1%)
  $    812   Keenan Dev. Association of Tennessee, LLC (INS)                                    5.02%      7/15/2028     $      732
                                                                                                                         ----------
             Total Municipal Bonds                                                                                            3,753
                                                                                                                         ----------
             TELECOMMUNICATION SERVICES (2.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.9%)
     1,708   Citizens Communications Co.                                                        6.25       1/15/2013          1,733
     5,000   Qwest Communications International, Inc.                                           7.25       2/15/2011          5,000
     5,000   Qwest Communications International, Inc.(c)                                        7.13       4/01/2018          4,900
     4,000   Qwest Corp.                                                                        8.38       5/01/2016          4,400
     2,000   Telecom Italia Capital                                                             5.25      11/15/2013          2,138
     1,000   Verizon Communications, Inc.                                                       5.25       4/15/2013          1,094
     3,000   Verizon Wireless Capital, LLC                                                      5.55       2/01/2014          3,312
     2,000   Windstream Corp.(c)                                                                7.88      11/01/2017          1,985
                                                                                                                         ----------
                                                                                                                             24,562
                                                                                                                         ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     1,000   AT&T Wireless Services, Inc.                                                       7.88       3/01/2011          1,075
                                                                                                                         ----------
             Total Telecommunication Services                                                                                25,637
                                                                                                                         ----------
             UTILITIES (11.1%)
             -----------------
             ELECTRIC UTILITIES (4.8%)
     1,000   Ameren UE                                                                          5.10      10/01/2019          1,009
     1,000   Baltimore Gas and Electric Co.                                                     5.90      10/01/2016          1,069
       992   Bruce Mansfield Unit 1 & 2 2007 Pass-Through Trust                                 6.85       6/01/2034            971
     1,045   Carolina Power & Light Co.                                                         6.13       9/15/2033          1,119
     1,560   Cedar Brakes II, LLC(c)                                                            9.88       9/01/2013          1,603
     2,000   Cleveland Electric Illuminating Co.                                                8.88      11/15/2018          2,540
     2,000   Commonwealth Edison Co.                                                            5.80       3/15/2018          2,170
     1,000   Duke Energy Carolinas, LLC                                                         5.75      11/15/2013          1,113
     2,550   Entergy Gulf States, Inc.                                                          5.70       6/01/2015          2,569
     1,000   Entergy Louisiana Holdings, Inc.                                                   5.83      11/01/2010          1,002
     2,000   Entergy Mississippi, Inc.                                                          5.92       2/01/2016          2,059
       744   FPL Energy National Wind, LLC(c)                                                   5.61       3/10/2024            736
     4,000   FPL Group Capital, Inc.                                                            6.35      10/01/2066          3,745
     1,000   FPL Group Capital, Inc.                                                            7.30       9/01/2067          1,006
     1,000   Illinois Power Co.                                                                 6.13      11/15/2017          1,076
     2,000   Illinois Power Co.                                                                 9.75      11/15/2018          2,572
     2,000   Indiana Michigan Power Co.                                                         7.00       3/15/2019          2,300
     2,320   ITC Holdings Corp.(c)                                                              5.25       7/15/2013          2,379
     2,000   Metropolitan Edison Co.                                                            7.70       1/15/2019          2,365
     1,000   MidAmerican Energy Holdings Co.                                                    5.88      10/01/2012          1,105
     1,000   Nevada Power Co.                                                                   6.50       5/15/2018          1,102
     1,000   New York State Electric & Gas Corp.                                                5.50      11/15/2012          1,092

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

  $  2,000   Northeast Utilities                                                                5.65%      6/01/2013     $    2,112
     1,700   Northern States Power Co.                                                          8.00       8/28/2012          1,970
       341   Oglethorpe Power Corp.                                                             6.97       6/30/2011            344
     2,000   Oglethorpe Power Corp.                                                             6.10       3/15/2019          2,200
     2,000   Otter Tail Corp.                                                                   9.00      12/15/2016          2,095
       237   Power Contract Financing, LLC(c)                                                   6.26       2/01/2010            237
     5,000   PPL Capital Funding, Inc.                                                          6.70       3/30/2067          4,381
     2,000   PPL Energy Supply, LLC                                                             6.40      11/01/2011          2,162
     1,000   PSI Energy, Inc.                                                                   6.05       6/15/2016          1,118
     2,000   Public Service Co. of New Mexico                                                   7.95       5/15/2018          2,117
     1,000   Public Service Co. of Oklahoma                                                     6.15       8/01/2016          1,093
     1,000   Sierra Pacific Power Co.                                                           6.25       4/15/2012          1,074
       978   Texas Competitive Electric Holding Co., LLC(a)                                     3.73(b)   10/10/2014            803
       978   Texas Competitive Electric Holding Co., LLC(a)                                     3.73(b)   10/10/2014            799
       838   Tristate General & Transport Association(c)                                        6.04       1/31/2018            858
     1,000   Union Electric Co.                                                                 6.70       2/01/2019          1,127
     1,000   Virginia Electric Power Co.                                                        5.40       1/15/2016          1,080
                                                                                                                         ----------
                                                                                                                             62,272
                                                                                                                         ----------
             GAS UTILITIES (2.3%)
     2,000   AGL Capital Corp.                                                                  6.38       7/15/2016          2,202
     2,000   Atmos Energy Corp.                                                                 6.35       6/15/2017          2,186
     1,000   Atmos Energy Corp.                                                                 8.50       3/15/2019          1,243
     1,000   CenterPoint Energy Resources Corp.                                                 5.95       1/15/2014          1,088
     1,000   Duke Capital Corp., LLC                                                            5.50       3/01/2014          1,070
     1,000   Duke Capital Corp., LLC                                                            8.00      10/01/2019          1,207
     1,000   EQT Corp.                                                                          8.13       6/01/2019          1,207
     2,000   Equitable Resources Foundation, Inc.                                               6.50       4/01/2018          2,194
     2,000   Florida Gas Transmission Co.(c)                                                    7.90       5/15/2019          2,412
     3,000   Gulfstream Natural Gas(c)                                                          6.95       6/01/2016          3,394
     1,000   National Fuel Gas Co.                                                              7.38       6/13/2025          1,092
     1,000   Northern Natural Gas Co.(c)                                                        5.38      10/31/2012          1,096
     2,000   Oneok Partners, LP                                                                 8.63       3/01/2019          2,501
     1,000   Questar Pipeline Co.                                                               5.83       2/01/2018          1,041
     1,000   Southern Star Central Gas Pipeline, Inc.(c)                                        6.00       6/01/2016          1,048
     6,000   Southern Union Co.                                                                 7.20      11/01/2066          5,370
                                                                                                                         ----------
                                                                                                                             30,351
                                                                                                                         ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
     2,680   IPALCO Enterprises, Inc.(c)                                                        7.25       4/01/2016          2,734
     2,000   Transalta Corp.                                                                    4.75       1/15/2015          2,076
                                                                                                                         ----------
                                                                                                                              4,810
                                                                                                                         ----------
             MULTI-UTILITIES (3.4%)
     1,000   Ameren Corp.                                                                       8.88       5/15/2014          1,163
     3,500   Black Hills Corp.                                                                  6.50       5/15/2013          3,756

================================================================================

28  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

  $  2,000   CenterPoint Energy Houston Electric, LLC                                           7.00%      3/01/2014     $    2,316
     1,000   CenterPoint Energy, Inc.                                                           7.25       9/01/2010          1,030
     2,000   CMS Energy Corp.                                                                   6.25       2/01/2020          2,001
     1,000   Dominion Resources, Inc.                                                           8.88       1/15/2019          1,270
     5,000   Dominion Resources, Inc.                                                           7.50       6/30/2066          4,981
     1,000   Energy East Corp.                                                                  6.75       6/15/2012          1,114
     6,525   Integrys Energy Group, Inc.                                                        6.11      12/01/2066          5,619
     1,000   NiSource Finance Corp.                                                             6.40       3/15/2018          1,067
     1,000   Puget Sound Energy, Inc.                                                           6.75       1/15/2016          1,109
     7,500   Puget Sound Energy, Inc.                                                           6.97       6/01/2067          6,714
     2,000   Sempra Energy                                                                      9.80       2/15/2019          2,609
     4,000   Texas - New Mexico Power Co.(c)                                                    9.50       4/01/2019          4,948
     4,890   Wisconsin Energy Corp.                                                             6.25       5/15/2067          4,456
                                                                                                                         ----------
                                                                                                                             44,153
                                                                                                                         ----------
             WATER UTILITIES (0.2%)
     2,000   American Water Capital Corp.                                                       6.09      10/15/2017          2,165
                                                                                                                         ----------
             Total Utilities                                                                                                143,751
                                                                                                                         ----------
             Total Corporate Obligations (cost: $664,489)                                                                   701,621
                                                                                                                         ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (6.9%)

             ENERGY (0.9%)
             -------------
             INTEGRATED OIL & GAS (0.3%)
     1,000   Husky Energy, Inc.                                                                 7.25      12/15/2019          1,171
     1,000   Nakilat, Inc.(c)                                                                   6.07      12/31/2033            910
       533   PEMEX Finance Ltd.                                                                 8.88      11/15/2010            548
       250   PEMEX Finance Ltd.                                                                 9.03       2/15/2011            257
     2,000   Trans-Canada Pipelines Ltd.                                                        6.35       5/15/2067          1,901
                                                                                                                         ----------
                                                                                                                              4,787
                                                                                                                         ----------
             OIL & GAS DRILLING (0.1%)
       268   Delek & Avner-Yam Tethys Ltd.(c)                                                   1.38(b)    8/01/2013            268
       382   Delek & Avner-Yam Tethys Ltd.(c)                                                   5.33       8/01/2013            391
                                                                                                                         ----------
                                                                                                                                659
                                                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     1,500   Talisman Energy, Inc.                                                              7.75       6/01/2019          1,778
     2,000   Woodside Finance Ltd.(c)                                                           8.75       3/01/2019          2,483
                                                                                                                         ----------
                                                                                                                              4,261
                                                                                                                         ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     2,000   TransCanada Pipelines Ltd.                                                         7.13       1/15/2019          2,357
                                                                                                                         ----------
             Total Energy                                                                                                    12,064
                                                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

             FINANCIALS (4.7%)
             -----------------
             DIVERSIFIED BANKS (3.0%)
  $  1,000   Banco Santander(c)                                                                 5.38%     12/09/2014     $    1,083
     4,000   Barclays Bank plc(c),(e)                                                           5.93               -(f)       3,390
     3,000   BayernLB Capital Trust I                                                           6.20               -(f)       1,230
     2,000   BBVA International Preferred S.A. Unipersonal(c)                                   5.92               -(f)       1,657
     2,000   BNP Paribas(c)                                                                     5.19               -(f)       1,780
     1,000   BOI Capital Funding Number 2, LP(c),(i)                                            5.57               -(f)         580
     2,000   BOI Capital Funding Number 3, LP(c),(i)                                            6.11               -(f)       1,160
     4,000   Credit Agricole S.A.(c)                                                            6.64               -(f)       3,505
     1,000   HSBC Capital Funding, LP(c)                                                        9.55               -(f)       1,020
     4,000   ING Groep N.V.                                                                     5.78               -(f)       3,151
     2,000   LBG Capital No.1 plc                                                               8.00               -(f)       1,630
     3,000   Mizuho Capital Investment 1 Ltd.(c)                                                6.69               -(f)       2,559
     2,000   MUFG Capital Finance 1 Ltd.                                                        6.35               -(f)       1,938
     2,000   National Capital Trust II(c)                                                       5.49               -(f)       1,742
     2,000   Nordea Bank AB(c)                                                                  5.42               -(f)       1,731
     1,500   Rabobank Nederland                                                                 5.26               -(f)       1,922
     4,000   Royal Bank of Scotland Group plc                                                   7.64               -(f)       2,323
     2,000   Societe Generale(c)                                                                5.92               -(f)       1,687
     2,000   Standard Chartered plc(c)                                                          6.41               -(f)       1,758
     2,000   Sumitomo Mitsui Financial Group(c),(h)                                             6.08               -(f)       1,909
     1,000   Westpac Capital Trust IV(c)                                                        5.26               -(f)         831
                                                                                                                         ----------
                                                                                                                              8,586
                                                                                                                         ----------
             INVESTMENT BANKING & BROKERAGE (0.1%)
     1,000   Credit Suisse Group, AG                                                            5.50       5/01/2014          1,094
                                                                                                                         ----------
             MULTI-LINE INSURANCE (0.2%)
     1,500   AXA S.A.                                                                           3.69(b)            -(f)       1,010
     2,000   AXA S.A.(c)                                                                        6.46               -(f)       1,592
                                                                                                                         ----------
                                                                                                                              2,602
                                                                                                                         ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     2,500   ZFS Finance USA Trust I(c)                                                         6.15      12/15/2065          2,412
     3,000   ZFS Finance USA Trust II(c)                                                        6.45      12/15/2065          2,730
                                                                                                                         ----------
                                                                                                                              5,142
                                                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (0.3%)
     1,000   Allied World Assurance Holdings Ltd.                                               7.50       8/01/2016          1,090
     3,000   Catlin Insurance Co. Ltd.(c)                                                       7.25               -(f)       2,445
                                                                                                                         ----------
                                                                                                                              3,535
                                                                                                                         ----------

================================================================================

30  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

             REINSURANCE (0.3%)
  $  2,624   Max USA Holdings Ltd.(c)                                                           7.20%      4/14/2017     $    2,728
     1,000   Platinum Underwriters Finance, Inc.                                                7.50       6/01/2017          1,058
                                                                                                                         ----------
                                                                                                                              3,786
                                                                                                                         ----------
             SPECIALIZED FINANCE (0.4%)
     1,000   QBE Capital Funding II, LP(c)                                                      6.80               -(f)         892
     2,000   QBE Insurance Group Ltd.(c)                                                        5.65       7/01/2023          1,825
     4,000   XL Capital Ltd.                                                                    6.50               -(f)       3,080
                                                                                                                         ----------
                                                                                                                              5,797
                                                                                                                         ----------
             Total Financials                                                                                                60,542
                                                                                                                         ----------
             INDUSTRIALS (0.4%)
             ------------------
             BUILDING PRODUCTS (0.2%)
     2,000   CRH America, Inc.                                                                  6.00       9/30/2016          2,131
                                                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (0.2%)
     2,000   Hutchison Whampoa Ltd.(c)                                                          7.63       4/09/2019          2,302
     1,000   Siemens Financieringsmat(c)                                                        6.13       8/17/2026          1,105
                                                                                                                         ----------
                                                                                                                              3,407
                                                                                                                         ----------
             Total Industrials                                                                                                5,538
                                                                                                                         ----------
             MATERIALS (0.9%)
             ----------------
             DIVERSIFIED METALS & MINING (0.4%)
     2,000   Glencore Funding, LLC(c)                                                           6.00       4/15/2014          2,073
     3,000   Noranda, Inc.                                                                      6.00      10/15/2015          3,248
                                                                                                                         ----------
                                                                                                                              5,321
                                                                                                                         ----------
             GOLD (0.2%)
     2,000   Barrick Gold Corp.                                                                 6.95       4/01/2019          2,300
                                                                                                                         ----------
             PAPER PRODUCTS (0.2%)
     2,000   Sappi Papier Holding AG(c)                                                         6.75       6/15/2012          1,942
                                                                                                                         ----------
             STEEL (0.1%)
     1,000   ArcelorMittal                                                                      9.00       2/15/2015          1,212
                                                                                                                         ----------
             Total Materials                                                                                                 10,775
                                                                                                                         ----------
             Total Eurodollar and Yankee Obligations (cost: $91,475)                                                         88,919
                                                                                                                         ----------

             ASSET-BACKED SECURITIES (9.9%)

             FINANCIALS (9.9%)
             -----------------
             ASSET-BACKED FINANCING (9.9%)
       502   Aerco Ltd.(c)                                                                      0.75       7/15/2025            452
     4,000   AESOP Funding II, LLC(c)                                                           0.45       3/20/2012          3,879
     3,000   AESOP Funding II, LLC(c)                                                           9.31      10/20/2013          3,382

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

  $  2,000   American Express Credit Account Master Trust(c)                                    0.51%      3/17/2014     $    1,960
     3,000   American Express Credit Account Master Trust(c)                                    0.58       9/15/2016          2,844
     5,000   AmeriCredit Automobile Receivables Trust                                           6.96      10/14/2014          5,334
     2,000   Banc of America Securities Auto Trust                                              5.51       2/19/2013          2,003
     3,000   Bank of America Auto Trust(c)                                                      5.73       1/20/2013          3,178
     4,405   Bank One Issuance Trust(e)                                                         4.77       2/16/2016          4,556
     2,000   Bank One Issuance Trust                                                            1.03(b)    2/15/2017          1,902
     2,000   Cabela's Credit Card Master Note Trust(c)                                          5.26      10/15/2014          2,111
       736   Capital One Auto Finance Trust                                                     5.03       4/15/2012            743
     1,206   Capital One Auto Finance Trust                                                     5.13       4/16/2012          1,229
       817   Capital One Auto Finance Trust (INS)                                               4.71       6/15/2012            821
       861   Capital One Auto Finance Trust                                                     0.26(b)    5/15/2013            851
     3,000   Capital One Multi-Asset Execution Trust                                            6.00       8/15/2013          3,087
     2,000   Caterpillar Financial Asset Trust                                                  4.94       4/25/2014          2,044
     2,670   CenterPoint Energy Transition Bond Co., LLC                                        4.19       2/01/2020          2,847
     1,000   Citibank Credit Card Issuance Trust                                                6.95       2/18/2014          1,078
     4,000   Citibank Credit Card Issuance Trust                                                6.30       6/20/2014          4,278
     1,000   Citibank Credit Card Issuance Trust                                                5.50       3/24/2017          1,022
     1,000   Citibank Credit Card Issuance Trust                                                5.65       9/20/2019          1,108
     5,000   CPS Auto Receivables Trust (INS)                                                   6.48       7/15/2013          5,167
     5,000   Credit Acceptance Auto Loan Trust(c)                                               5.68       5/15/2017          5,100
       530   Detroit Edison Securitization Funding, LLC                                         6.19       3/01/2013            549
     2,000   Ford Credit Auto Owner Trust                                                       1.98(b)    4/15/2013          2,047
     3,000   GE Capital Credit Card Master Note Trust                                           0.50(b)    3/15/2013          3,000
     1,000   GE Capital Credit Card Master Note Trust                                           0.24(b)    6/15/2013            998
     1,000   GE Capital Credit Card Master Note Trust                                           0.27(b)    3/15/2015            977
     2,500   GE Dealer Floorplan Master Trust                                                   0.24(b)    7/20/2012          2,493
     1,130   GE Equipment Midticket, LLC                                                        0.26(b)   10/15/2012          1,127
     2,463   GE Equipment Midticket, LLC                                                        0.38(b)    9/15/2017          2,350
       333   Hertz Vehicle Financing, LLC(c)                                                    5.01       2/25/2011            334
     2,000   Hertz Vehicle Financing, LLC(c)                                                    5.08      11/25/2011          2,041
     2,000   Hertz Vehicle Financing, LLC(c)                                                    5.08      11/25/2011          2,041
     3,000   Hertz Vehicle Financing, LLC(c)                                                    4.26       3/25/2014          3,080
     1,854   HSBC Automotive Trust                                                              4.94      11/19/2012          1,864
     2,000   HSBC Private Label Credit Card Master Note Trust                                   0.25(b)   12/16/2013          2,000
     4,475   Huntington Auto Trust(c)                                                           4.81       4/16/2012          4,581
     2,000   Hyundai Auto Receivables Trust                                                     5.48      11/17/2014          2,144
     2,000   MBNA Master Credit Card Note Trust                                                 6.80       7/15/2014          2,141
     3,000   Nissan Auto Receivables Owner Trust                                                5.05      11/17/2014          3,183
     7,500   Rental Car Finance Corp.(c),(e)                                                    0.37(b)    7/25/2013          6,728
     5,289   SLM Student Loan Trust                                                             0.61(b)    4/25/2025          4,585
     6,045   SLM Student Loan Trust                                                             0.63(b)    4/25/2025          4,971

================================================================================

32  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

  $  1,479   SLM Student Loan Trust                                                             0.45%(b)  10/27/2025     $    1,202
     1,847   SLM Student Loan Trust                                                             0.80(b)   10/25/2038          1,606
       173   Triad Auto Receivables Owners Trust                                                5.30      10/12/2011            174
     2,220   Trinity Rail Leasing, LP (INS)                                                     5.27       8/14/2027          2,107
     4,785   Trinity Rail Leasing, LP(c)                                                        5.90       5/14/2036          4,402
     1,162   USXL Funding, LLC (INS)(c)                                                         5.38       4/15/2014          1,162
     3,000   Wachovia Auto Owner Trust                                                          5.35       3/20/2014          3,192
                                                                                                                         ----------
             Total Financials                                                                                               128,055
                                                                                                                         ----------
             Total Asset-Backed Securities (cost: $119,205)                                                                 128,055
                                                                                                                         ----------

             COMMERCIAL MORTGAGE SECURITIES (18.2%)

             FINANCIALS (18.2%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (17.6%)
     2,000   Banc of America Commercial Mortgage, Inc.                                          6.21       1/10/2018          1,197
     2,000   Banc of America Commercial Mortgage, Inc.                                          6.33       5/11/2035          2,037
     2,000   Banc of America Commercial Mortgage, Inc.                                          6.97       4/15/2036          2,052
       870   Banc of America Commercial Mortgage, Inc.                                          6.56       4/11/2037            741
     3,000   Banc of America Commercial Mortgage, Inc.                                          4.56      11/10/2041          3,021
     2,000   Banc of America Commercial Mortgage, Inc.                                          4.50       7/10/2042          2,030
     1,000   Banc of America Commercial Mortgage, Inc.                                          5.10      11/10/2042            780
     1,000   Banc of America Commercial Mortgage, Inc.                                          5.10      11/10/2042            582
     5,400   Banc of America Commercial Mortgage, Inc.                                          4.51      12/10/2042          5,518
     2,000   Banc of America Commercial Mortgage, Inc.                                          4.77       7/10/2043          1,492
     4,000   Banc of America Commercial Mortgage, Inc.(e)                                       5.72       5/10/2045          4,156
     7,523   Banc of America Commercial Mortgage, Inc.                                          5.18      10/10/2045          6,874
     2,000   Banc of America Commercial Mortgage, Inc.                                          5.18       9/10/2047          1,808
       959   Banc of America Commercial Mortgage, Inc.(c)                                       5.32       9/10/2047            749
     3,357   Banc of America Commercial Mortgage, Inc.(c)                                       5.46       9/10/2047          2,684
     1,000   BCRR Trust(c)                                                                      5.86       7/17/2040            650
     1,500   Bear Stearns Commercial Mortgage Securities, Inc.(c)                               6.00       6/16/2030          1,122
     3,000   Bear Stearns Commercial Mortgage Securities, Inc.                                  5.46       4/12/2038          3,192
       796   Bear Stearns Commercial Mortgage Securities, Inc.                                  4.00       3/13/2040            805
     2,221   Bear Stearns Commercial Mortgage Securities, Inc.                                  4.95       2/11/2041          2,298
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.                                  5.53      10/12/2041          2,121
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.                                  4.82       2/13/2042          2,084
     4,000   Chase Commercial Mortgage Securities Corp.(e)                                      7.73       1/15/2032          4,002
     1,000   Citigroup Commercial Mortgage Trust                                                5.22       7/15/2044            506
     2,000   Citigroup Commercial Mortgage Trust(c)                                             4.83       9/20/2051          1,679
     1,000   Commercial Mortgage Asset Trust                                                    7.64      11/17/2032            961
     3,000   Commercial Mortgage Trust                                                          4.58      10/15/2037          2,888
     3,989   Commercial Mortgage Trust(c)                                                       5.65       3/03/2041          2,927

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

  $  3,000   Commercial Mortgage Trust                                                          5.12%      6/10/2044     $    2,940
     2,500   Credit Suisse First Boston Mortgage Capital                                        5.55       2/15/2039          2,498
     3,525   Credit Suisse First Boston Mortgage Securities Corp.(c)                            6.65      12/18/2035          3,560
       666   Credit Suisse First Boston Mortgage Securities Corp.                               4.30       7/15/2036            668
     2,000   Credit Suisse First Boston Mortgage Securities Corp.                               4.92       4/15/2037          1,560
     3,000   Credit Suisse First Boston Mortgage Securities Corp.                               5.10       8/15/2038          3,013
     1,300   Credit Suisse First Boston Mortgage Securities Corp.                               5.10       8/15/2038          1,192
     1,000   Credit Suisse First Boston Mortgage Securities Corp.                               4.82      10/15/2039            529
       167   Credit Suisse First Boston Mortgage Securities Corp.                               7.17       5/17/2040            169
     4,000   Credit Suisse First Boston Mortgage Securities Corp.                               5.21      12/15/2040          4,046
     2,000   Credit Suisse First Boston Mortgage Securities Corp.                               5.23      12/15/2040            907
     1,665   Deutsche Mortgage & Asset Receiving Corp.                                          7.50       6/15/2031          1,772
        63   Diversified REIT(c)                                                                6.97       3/08/2010             63
       465   G-Force, LLC(c)                                                                    4.39       8/22/2036            447
     1,500   GE Capital Commercial Mortgage Corp.(c)                                            5.34      12/10/2037          1,414
     2,200   GE Capital Commercial Mortgage Corp.                                               6.26       6/10/2038          2,249
     1,000   GE Capital Commercial Mortgage Corp.                                               5.33      11/10/2045            499
     1,200   GE Commercial Mortgage Corp.                                                       5.33      11/10/2045          1,223
     2,129   GE Commercial Mortgage Corp.                                                       4.35       6/10/2048          2,159
       558   GMAC Commercial Mortgage Securities, Inc.                                          6.98       5/15/2033            551
        76   GMAC Commercial Mortgage Securities, Inc.                                          6.50       5/15/2035             77
     2,000   GMAC Commercial Mortgage Securities, Inc.                                          6.50       5/15/2035          2,010
     1,500   GMAC Commercial Mortgage Securities, Inc.                                          5.04      12/10/2041            511
     2,829   GMAC Commercial Mortgage Securities, Inc.                                          4.81       5/10/2043          2,200
     2,000   Greenwich Capital Commercial Funding Corp.                                         5.12       4/10/2037          2,023
     2,000   Greenwich Capital Commercial Funding Corp.                                         5.44       3/10/2039          1,855
     1,933   GS Mortgage Securities Corp. II(c)                                                 6.04       8/15/2018          1,924
     2,000   GS Mortgage Securities Corp. II                                                    5.53       8/10/2038          1,329
     5,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.(e)                          4.82       9/12/2037          5,050
     4,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                             4.99       9/12/2037          3,054
     1,429   J.P. Morgan Chase Commercial Mortgage Securities Corp.                             5.32       1/12/2043          1,229
     2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                             5.49       4/15/2043          2,104
     2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                             5.79       6/12/2043          2,094
     5,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.(e)                          5.42      12/12/2043          5,103
     3,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                             5.18      12/15/2044          3,065
     2,025   J.P. Morgan Chase Commercial Mortgage Securities Corp.                             5.30      12/15/2044          1,563

================================================================================

34  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

  $  4,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.(e)                          5.87%      4/15/2045     $    4,126
     1,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.                             5.37       5/15/2045          1,048
     3,150   J.P. Morgan Chase Commercial Mortgage Securities Corp.                             4.63       3/15/2046          3,157
     1,000   LB-UBS Commercial Mortgage Trust(c)                                                6.83       7/14/2016          1,024
     4,000   LB-UBS Commercial Mortgage Trust                                                   4.58       8/15/2029          3,912
     4,220   LB-UBS Commercial Mortgage Trust                                                   4.51      12/15/2029          4,143
     3,400   LB-UBS Commercial Mortgage Trust                                                   5.47      11/15/2030          3,543
     3,000   LB-UBS Commercial Mortgage Trust                                                   5.64       3/15/2032          3,107
     2,000   LB-UBS Commercial Mortgage Trust                                                   5.22       4/15/2040          1,327
     3,000   Machine One Trust(c),(e)                                                           5.22       5/28/2040          2,711
     2,000   Merrill Lynch Mortgage Trust                                                       5.23      11/12/2037          1,463
     2,000   Merrill Lynch Mortgage Trust                                                       5.10       7/12/2038          1,344
     2,000   Merrill Lynch Mortgage Trust                                                       4.86      10/12/2041          1,934
     2,285   Merrill Lynch Mortgage Trust                                                       4.92      10/12/2041          1,794
     4,000   Merrill Lynch Mortgage Trust                                                       5.76       8/12/2043          4,069
     2,000   Merrill Lynch Mortgage Trust                                                       5.38       1/12/2044          1,075
     2,000   Merrill Lynch Mortgage Trust(c)                                                    6.27       2/12/2051            382
     2,000   Merrill Lynch Mortgage Trust                                                       6.27       2/12/2051          1,196
     2,000   Merrill Lynch-Countrywide Commercial Mortgage Trust                                5.92       6/12/2046          1,224
     2,000   Merrill Lynch-Countrywide Commercial Mortgage Trust                                5.38       7/12/2046          1,984
     4,000   Morgan Stanley Capital I, Inc.                                                     5.80       8/12/2041          4,332
     4,600   Morgan Stanley Capital I, Inc.                                                     5.69       7/12/2044          4,646
     3,445   Morgan Stanley Capital I, Inc.                                                     4.89       6/12/2047          3,434
     2,000   Morgan Stanley Capital I, Inc.                                                     4.77       7/15/2056          1,580
     4,989   Morgan Stanley Dean Witter Capital I, Inc.(c),(e)                                  5.13       5/24/2043          4,645
     2,000   Morgan Stanley Dean Witter Capital I, Inc.                                         4.54       7/15/2056          2,012
     3,000   Mortgage Capital Funding, Inc.                                                     7.08       6/18/2030          2,982
     3,213   Prudential Securities Secured Financing Corp.                                      6.76       6/16/2031          3,249
     1,000   SBA Commercial Mortgage-Backed Trust(c)                                            5.56      11/15/2036          1,037
     1,478   Structured Asset Securities Corp.                                                  7.15      10/12/2034          1,514
     2,000   Timberstar Trust(c)                                                                5.75      10/15/2036          1,822
     7,782   Wachovia Bank Commercial Mortgage Trust                                            5.00       7/15/2041          7,858
     2,000   Wachovia Bank Commercial Mortgage Trust                                            5.08       3/15/2042          2,004
     2,000   Wachovia Bank Commercial Mortgage Trust                                            4.81       4/15/2042          2,082
     1,860   Wachovia Bank Commercial Mortgage Trust                                            5.18       7/15/2042          1,662
     5,000   Wachovia Bank Commercial Mortgage Trust                                            5.62       7/15/2045          5,105
     5,000   Wachovia Bank Commercial Mortgage Trust(e)                                         5.50      10/15/2048          5,083
                                                                                                                         ----------
                                                                                                                            227,216
                                                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

             ESCROWED BONDS (0.3%)
  $  1,000   GS Mortgage Securities Corp. II                                                    6.62%      5/03/2018     $    1,047
     2,000   Hilton Hotels Pool Trust(c)                                                        7.46      10/03/2015          2,079
                                                                                                                         ----------
                                                                                                                              3,126
                                                                                                                         ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
    27,945   Credit Suisse First Boston Mortgage
               Securities Corp., acquired 8/30/2004;
               cost $1,209(c),(d)                                                               0.95       1/15/2037            284
    24,577   Credit Suisse First Boston Mortgage
               Securities Corp., acquired 6/17/2003 &
               12/05/2007; cost $1,168(c),(d)                                                   1.69       5/15/2038            157
    64,120   GS Mortgage Securities Corp. II, acquired
               5/13/2004; cost $964(c),(d)                                                      0.19       5/03/2018            200
    35,852   J.P. Morgan Chase Commercial
               Mortgage Securities Corp., acquired
               8/05/2009; cost $466(c),(d)                                                      0.70       1/12/2037            412
    62,097   LB-UBS Commercial Mortgage Trust, acquired
               8/05/2009; cost $944(c),(d)                                                      1.05       3/15/2036            674
   128,981   LB-UBS Commercial Mortgage Trust,
               acquired 7/22/2009; cost $1,663(c),(d)                                           0.73      10/15/2036          1,572
     6,398   LB-UBS Commercial Mortgage Trust,
               acquired 7/16/2003; cost $323(c),(d)                                             0.57       4/15/2037             22
    11,027   Morgan Stanley Capital I, Inc.,
               acquired 1/23/2004; cost $600(c),(d)                                             0.87       9/13/2045            165
    48,604   Morgan Stanley Capital I, Inc., acquired
               8/05/2009; cost $720(c),(d)                                                      0.40       6/12/2047            665
                                                                                                                         ----------
                                                                                                                              4,151
                                                                                                                         ----------
             Total Financials                                                                                               234,493
                                                                                                                         ----------
             Total Commercial Mortgage Securities (cost: $244,234)                                                          234,493
                                                                                                                         ----------

             U.S. GOVERNMENT AGENCY ISSUES (5.3%)(j)
             COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
     2,000   Freddie Mac(+)                                                                     4.50       1/15/2029          2,105
       704   Freddie Mac(+)                                                                     6.00       2/15/2013            723
                                                                                                                         ----------
                                                                                                                              2,828
                                                                                                                         ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     3,171   Government National Mortgage Assn.                                                 1.76       7/16/2010             39
                                                                                                                         ----------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.1%)
     6,919   Fannie Mae(+)                                                                      5.50      11/01/2037          7,340
     3,998   Fannie Mae(+)                                                                      5.50       6/01/2038          4,241
     7,894   Fannie Mae(+)                                                                      6.00       4/01/2037          8,457

================================================================================

36  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

  $  8,397   Fannie Mae(+)                                                                      6.00%      7/01/2037     $    8,996
     5,760   Fannie Mae(+)                                                                      6.00      11/01/2037          6,171
    13,964   Fannie Mae(+)                                                                      6.00      11/01/2037         14,960
     3,324   Fannie Mae(+)                                                                      6.00      11/01/2037          3,562
     3,579   Fannie Mae(+)                                                                      6.00       7/01/2038          3,835
     4,080   Fannie Mae(+)                                                                      6.00       8/01/2038          4,369
     1,515   Freddie Mac(+)                                                                     5.00       9/01/2020          1,612
     2,112   Freddie Mac(+)                                                                     5.50       4/01/2036          2,244
                                                                                                                         ----------
                                                                                                                             65,787
                                                                                                                         ----------
             Total U.S. Government Agency Issues (cost: $64,554)                                                             68,654
                                                                                                                         ----------
             MUNICIPAL BONDS (2.3%)
             AIRPORT/PORT (0.4%)
     2,000   College Park (INS)                                                                 5.76       1/01/2015          2,035
     1,745   Metropolitan Nashville Airport Auth.(k)                                            5.14       7/01/2018          1,749
     1,695   Riverside (INS)                                                                    5.19       8/01/2017          1,619
                                                                                                                         ----------
                                                                                                                              5,403
                                                                                                                         ----------
             APPROPRIATED DEBT (0.2%)
     1,500   Kentucky State Property and Buildings Commission                                   4.08      11/01/2015          1,533
     1,000   Reeves County (INS)                                                                5.75       3/01/2012            999
                                                                                                                         ----------
                                                                                                                              2,532
                                                                                                                         ----------
             CASINOS & GAMING (0.2%)
     2,715   Seneca Nation of Indians Capital
               Improvements Auth.(e)                                                            6.75      12/01/2013          2,569
                                                                                                                         ----------
             EDUCATION (0.2%)
     1,680   California State Univ. (INS)                                                       5.27      11/01/2017          1,708
     1,000   Univ. of Oklahoma                                                                  5.25      11/01/2019          1,033
                                                                                                                         ----------
                                                                                                                              2,741
                                                                                                                         ----------
             ELECTRIC UTILITIES (0.2%)
     2,000   American Municipal Power, Inc.                                                     3.82       2/15/2014          2,042
                                                                                                                         ----------
             ELECTRIC/GAS UTILITIES (0.1%)
     1,000   North Carolina Eastern Municipal Power Agency                                      5.23       1/01/2011          1,035
                                                                                                                         ----------
             GENERAL OBLIGATION (0.1%)
     1,000   Riverside (INS)                                                                    4.21       2/15/2011          1,026
                                                                                                                         ----------
             HOSPITAL (0.1%)
     1,000   Medical Univ. (INS)                                                                5.01       2/15/2015          1,005
                                                                                                                         ----------
             MULTIFAMILY HOUSING (0.1%)
     1,080   American Eagle Northwest, LLC                                                      4.97      12/15/2018          1,080
                                                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                                    MARKET
AMOUNT                                                                                         COUPON                         VALUE
(000)        SECURITY                                                                           RATE       MATURITY           (000)
-----------------------------------------------------------------------------------------------------------------------------------

             NURSING/CCRC (0.1%)
  $  2,000   Statewide Communities Dev. Auth. (INS)                                             5.59%      2/01/2015     $    1,887
                                                                                                                         ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.5%)
     1,565   Erie County Tobacco Asset Securitization Corp.                                     6.00       6/01/2028          1,205
     2,000   Florida State Department of Environmental Protection                               5.76       7/01/2020          2,073
     1,000   New York State Housing Finance Agency                                              5.19       9/15/2011          1,073
     2,000   New York State Urban Dev. Corp. (INS)                                              4.38      12/15/2011          2,134
                                                                                                                         ----------
                                                                                                                              6,485
                                                                                                                         ----------
             WATER/SEWER UTILITY (0.1%)
     1,885   Escondido Joint Powers Financing Auth. (INS)                                       5.53       9/01/2018          1,866
                                                                                                                         ----------
             Total Municipal Bonds (cost: $29,855)                                                                           29,671
                                                                                                                         ----------

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/Shares
-----------------------------------------------------------------------------------------------------------------------------------

             PREFERRED SECURITIES (1.3%)

             CONSUMER STAPLES (0.6%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.6%)
   105,000   Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(c)                                                                            8,279
                                                                                                                         ----------
             FINANCIALS (0.5%)
             -----------------
             DIVERSIFIED BANKS (0.1%)
    50,000   HSBC Holdings, 6.20%, perpetual*                                                                                 1,100
                                                                                                                         ----------
             LIFE & HEALTH INSURANCE (0.1%)
   100,000   Delphi Financial Group, Inc., 7.38%, perpetual                                                                   1,842
                                                                                                                         ----------
             REINSURANCE (0.1%)
     2,000   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual*                                                               144
    $2,000   Swiss Re Capital I LP, 6.85%, perpetual(c)                                                                       1,721
                                                                                                                         ----------
                                                                                                                              1,865
                                                                                                                         ----------
             REITs - INDUSTRIAL (0.1%)
    30,000   AMB Property Corp., Series C, 7.00%, cumulative redeemable, perpetual                                              681
                                                                                                                         ----------
             REITs - SPECIALIZED (0.1%)
    40,000   Public Storage, Inc., 7.00%, perpetual                                                                             969
                                                                                                                         ----------
             Total Financials                                                                                                 6,457
                                                                                                                         ----------

================================================================================

38  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             MARKET
NUMBER                                                                                                                        VALUE
OF SHARES    SECURITY                                                                                                         (000)
-----------------------------------------------------------------------------------------------------------------------------------

             GOVERNMENT (0.0%)
             -----------------
             U.S. GOVERNMENT (0.0%)
    80,000   Fannie Mae, 8.25%, perpetual*                                                                               $       91
    80,000   Freddie Mac, 8.38%, perpetual*                                                                                      86
                                                                                                                         ----------
             Total Government                                                                                                   177
                                                                                                                         ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     2,000   Centaur Funding Corp., 9.08%(c)                                                                                  2,082
                                                                                                                         ----------
             Total Preferred Securities (cost: $24,004)                                                                      16,995
                                                                                                                         ----------

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                         COUPON
(000)                                                                                           RATE       MATURITY
-----------------------------------------------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (0.7%)

             VARIABLE-RATE DEMAND NOTES (0.4%)

             CONSUMER DISCRETIONARY (0.4%)
             -----------------------------
             EDUCATION SERVICES (0.4%)
    $5,155   Glendale IDA (LOC - Bank of New York Mellon)                                      0.15%      7/01/2035           5,155
                                                                                                                         ----------

-----------------------------------------------------------------------------------------------------------------------------------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------------------------

             MONEY MARKET FUNDS (0.3%)
 3,282,921   State Street Institutional Liquid Reserve Fund, 0.13%(l)                                                         3,283
                                                                                                                         ----------
             Total Money Market Instruments (cost: $8,438)                                                                    8,438
                                                                                                                         ----------

             TOTAL INVESTMENTS (COST: $1,246,254)                                                                        $1,276,846
                                                                                                                         ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

------------------------------------------------------------------------------------------------
($ IN 000s)                                            VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                          (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                      QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                                  IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
                               FOR IDENTICAL ASSETS             INPUTS        INPUTS       TOTAL
------------------------------------------------------------------------------------------------

Corporate Obligations                        $    -         $  701,621            $-   $ 701,621
Eurodollar and Yankee Obligations                 -             88,919             -      88,919
Asset-Backed Securities                           -            128,055             -     128,055
Commercial Mortgage Securities                    -            234,493             -     234,493
U.S. Government Agency Issues                     -             68,654             -      68,654
Municipal Bonds                                   -             29,671             -      29,671
Equity Securities:
  Preferred Securities                           86             16,909             -      16,995
Money Market Instruments:
  Variable-Rate Demand Notes                      -              5,155             -       5,155
  Money Market Funds                          3,283                  -             -       3,283
------------------------------------------------------------------------------------------------
Total                                        $3,369         $1,273,477            $-  $1,276,846
------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining value:

------------------------------------------------------------------------------------------------
                                      CORPORATE OBLIGATIONS             ASSET-BACKED SECURITIES
------------------------------------------------------------------------------------------------

Balance as of July 31, 2009                     $ 1,555,000                          $ 4,566,000
Net realized gain (loss)                                  -                                    -
Change in net unrealized
 appreciation/depreciation                        1,601,000                            1,009,000
Net purchases (sales)                                48,000                              (86,000)
Transfers in and/or out of Level 3               (3,204,000)                          (5,489,000)
------------------------------------------------------------------------------------------------
Balance as of January 31, 2010                  $         -                          $         -
------------------------------------------------------------------------------------------------

================================================================================

40  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
    100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.8% of net assets at
    January 31, 2010.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period.
    The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    IDA       Industrial Development Authority/Agency
    REIT      Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)     Principal and interest payments are insured by one of the
              following: ACA Financial Guaranty Corp., AMBAC Assurance Corp.,
              Assured Guaranty Ltd., Assured Guaranty Municipal Corp., Financial
              Guaranty Insurance Co., National Public

================================================================================

42  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

              Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL
              Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC)     Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   SPECIFIC NOTES

    (a) Senior loan (loan) -- is not registered under the Securities Act of
        1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
        Security deemed liquid by USAA Investment Management Company (the
        Manager), under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at
        January 31, 2010.

    (c) Restricted security that is not registered under the Securities Act of
        1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
        144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2010, was $4,706,000, which represented 0.4%
        of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

    (e) At January 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (g) Currently the issuer is in default with respect to interest and/or principal payments.

    (h) Security was fair valued at January 31, 2010, by the Manager in accordance with valuation procedures approved by the Board of
        Trustees.

    (i) Security is currently trading without accrued interest.

    (j) U.S. government agency issues -- mortgage-backed securities issued by
        Government National Mortgage Association (GNMA) and certain other U.S.
        government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    (k) At January 31, 2010, the aggregate market value of securities purchased on a when-issued basis was $1,749,000.

    (l) Rate represents the money market fund annualized seven-day yield at
        January 31, 2010.

    *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

44  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,246,254)             $1,276,846
   Cash                                                                               783
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 7)                                              99
         Nonaffiliated transactions                                                 2,343
      USAA Investment Management Company (Note 6C)                                    176
      Dividends and interest                                                       15,665
                                                                               ----------
         Total assets                                                           1,295,912
                                                                               ----------
LIABILITIES
   Payables:
      Securities purchased                                                          3,415
      Capital shares redeemed:
         Affiliated transactions (Note 7)                                               2
         Nonaffiliated transactions                                                   811
      Dividends on capital shares                                                     326
   Accrued management fees                                                            364
   Accrued transfer agent's fees                                                       57
   Other accrued expenses and payables                                                109
                                                                               ----------
         Total liabilities                                                          5,084
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,290,828
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $1,289,306
   Accumulated net realized loss on investments                                   (29,070)
   Net unrealized appreciation of investments                                      30,592
                                                                               ----------
            Net assets applicable to capital shares outstanding                $1,290,828
                                                                               ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,205,014/122,467 shares outstanding)        $     9.84
                                                                               ==========
      Institutional Shares (net assets of $85,814/8,722 shares outstanding)    $     9.84
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  45

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                           $    547
   Interest                                                              38,461
                                                                       --------
         Total income                                                    39,008
                                                                       --------
EXPENSES
   Management fees                                                        1,707
   Administration and servicing fees:
      Fund Shares                                                           810
      Institutional Shares                                                   18
   Transfer agent's fees:
      Fund Shares                                                         1,005
      Institutional Shares                                                   18
   Custody and accounting fees:
      Fund Shares                                                           111
      Institutional Shares                                                    9
   Postage:
      Fund Shares                                                            36
   Shareholder reporting fees:
      Fund Shares                                                            22
   Trustees' fees                                                             5
   Registration fees:
      Fund Shares                                                            38
   Professional fees                                                         59
   Other                                                                     13
                                                                       --------
         Total expenses                                                   3,851
   Expenses reimbursed:
      Fund Shares                                                          (176)
                                                                       --------
         Net expenses                                                     3,675
                                                                       --------
NET INVESTMENT INCOME                                                    35,333
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                          (8,591)
      Affiliated transactions (Note 8)                                       50
   Change in net unrealized appreciation/depreciation                   116,502
                                                                       --------
         Net realized and unrealized gain                               107,961
                                                                       --------
   Increase in net assets resulting from operations                    $143,294
                                                                       ========

See accompanying notes to financial statements.

================================================================================

46  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited), and year ended
July 31, 2009

--------------------------------------------------------------------------------

                                                                       1/31/2010    7/31/2009
---------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                              $   35,333     $ 60,759
   Net realized loss on investments                                       (8,541)     (15,024)
   Change in net unrealized appreciation/depreciation of
      investments                                                        116,502      (22,139)
                                                                      -----------------------
      Increase in net assets resulting from operations                   143,294       23,596
                                                                      -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                        (33,070)     (59,269)
      Institutional Shares*                                               (2,263)      (1,490)
                                                                      -----------------------
      Distributions to shareholders                                      (35,333)     (60,759)
                                                                      -----------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                           152,026       25,281
   Institutional Shares*                                                  32,405       44,009
                                                                      -----------------------
      Total net increase in net assets from capital
         share transactions                                              184,431       69,290
                                                                      -----------------------
   Capital contribution from USAA Transfer
      Agency Company:
      Fund Shares                                                              -            1
                                                                      -----------------------
   Net increase in net assets                                            292,392       32,128

NET ASSETS
   Beginning of period                                                   998,436      966,308
                                                                      -----------------------
   End of period                                                      $1,290,828     $998,436
                                                                      =======================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  47

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA
Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income without undue risk to principal.

The Fund has two classes of shares: Intermediate-Term Bond Fund Shares (Fund
Shares) and Intermediate-Term Bond Fund Institutional Shares (Institutional
Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not
to the general public. The Target Funds are managed by USAA Investment
Management Company (the Manager), an affiliate of the Fund.

================================================================================

48  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
        Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV)
        at the end of each business day.

    4.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which
        approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    5.  Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    6.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the
        Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

================================================================================

50  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
    and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January
    31, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,745,000; all of which were when-issued securities.

F.  EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

G.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

================================================================================

52  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2010, the Fund paid CAPCO facility fees of $3,000, which represents 2.7% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2010, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2009, the Fund had capital loss carryovers of $7,843,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between
2010 and 2017, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                      --------------------------------------
                       EXPIRES                      BALANCE
                      ---------                   ----------
                        2010                      $5,465,000
                        2014                          40,000
                        2017                       2,338,000
                                                  ----------
                                         Total    $7,843,000
                                                  ==========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2010, were
$305,960,000 and $116,108,000, respectively.

As of January 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

54  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31,
2010, were $79,213,000 and $48,621,000, respectively, resulting in net unrealized appreciation of $30,592,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                          SIX-MONTH
                                         PERIOD ENDED            YEAR ENDED
                                          1/31/2010              7/31/2009
--------------------------------------------------------------------------------
                                      SHARES     AMOUNT     SHARES      AMOUNT
                                      ------------------------------------------

FUND SHARES:
Shares sold                            27,184   $ 257,473    32,635    $ 272,693
Shares issued from reinvested
   dividends                            3,230      30,785     6,503       53,915
Shares redeemed                       (14,464)   (136,232)  (36,320)    (301,327)
                                      ------------------------------------------
Net increase from capital
   share transactions                  15,950   $ 152,026     2,818    $  25,281
                                      ==========================================
INSTITUTIONAL SHARES
   (INITIATED ON AUGUST 1, 2008):
Shares sold                             4,457   $  42,070     5,836    $  48,822
Shares issued from reinvested
   dividends                              237       2,265       179        1,490
Shares redeemed                        (1,221)    (11,930)     (766)      (6,303)
                                      ------------------------------------------
Net increase from capital
   share transactions                   3,473    $ 32,405     5,249    $  44,009
                                      ==========================================

(6) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    of a base fee and a performance adjustment. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2010, the
    Fund's effective annualized base fee was 0.31% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the
    Lipper Intermediate Investment Grade Funds Index over the performance period. The Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate
    Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the
    Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ----------------------------------------------------------------------------
    +/- 0.20% to 0.50%                +/- 0.04%
    +/- 0.51% to 1.00%                +/- 0.05%
    +/- 1.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount

================================================================================

56  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Investment Grade Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $1,707,000, which included a performance adjustment for the Fund Shares and Institutional
    Shares of $(96,000) and $(1,000), respectively. For the Fund Shares and
    Institutional Shares, the performance adjustments were (0.02)% and less than
    (0.01)%, respectively.

B.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended
    January 31, 2010, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of
    $810,000 and $18,000, respectively.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2010, the Fund reimbursed the Manager $26,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

C.  EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2010, to limit the annual expenses of the Fund Shares and the Institutional shares to 0.65% and 0.46%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2010, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2010, the Fund incurred reimbursable expenses from the Manager for the Fund Shares of $176,000, all of which was receivable from the Manager.

D.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses.
    For the six-month period ended January 31, 2010, the Fund Shares and
    Institutional Shares incurred transfer agent's fees, paid or payable to
    SAS, of $1,005,000 and $18,000, respectively.

E.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2010, the Fund recorded a receivable for capital shares sold of $99,000 and a

================================================================================

58  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

payable for capital shares redeemed of $2,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of January 31, 2010, the Target
Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      1.9%
USAA Target Retirement 2020 Fund                                        2.3
USAA Target Retirement 2030 Fund                                        2.4

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2010, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                          NET
                                                      COST TO       REALIZED GAIN
        SELLER                  PURCHASER            PURCHASER     (LOSS) TO SELLER
-----------------------------------------------------------------------------------

USAA Intermediate-Term     USAA Short-Term
  Bond Fund                  Bond Fund               $2,050,000       $  50,000
USAA Cornerstone           USAA Intermediate-Term
  Strategy Fund              Bond Fund                1,595,000        (455,000)

(9) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

(10) NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs
(Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

60  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                                PERIOD ENDED
                                                 JANUARY 31,                        YEAR ENDED JULY 31,
                                               --------------------------------------------------------------------------
                                                     2010          2009         2008         2007         2006       2005
                                               --------------------------------------------------------------------------

Net asset value at beginning of period         $     8.93      $   9.32     $   9.85     $   9.81     $  10.13   $  10.14
                                               --------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .29           .58          .53          .50          .48        .47
   Net realized and unrealized gain (loss)            .91          (.39)        (.53)         .04(a)      (.32)      (.01)
                                               --------------------------------------------------------------------------
Total from investment operations                     1.20           .19          .00(b)       .54          .16        .46
                                               --------------------------------------------------------------------------
Less distributions from:
   Net investment income                             (.29)         (.58)        (.53)        (.50)        (.48)      (.47)
                                               --------------------------------------------------------------------------
Net asset value at end of period               $     9.84      $   8.93     $   9.32     $   9.85     $   9.81   $  10.13
                                               ==========================================================================
Total return (%)*                                   13.61          2.71         (.08)        5.56         1.62       4.60
Net assets at end of period (000)              $1,205,014      $951,548     $966,308     $702,923     $433,902   $359,073
Ratios to average net assets:**
   Expenses (%)(c)                                    .65(d)        .65          .65          .65          .65        .65
   Expenses, excluding reimbursements (%)(c)          .68(d)        .70          .69          .74          .79        .74
   Net investment income (%)                         6.11(d)       6.93         5.48         5.06         4.69       4.47
Portfolio turnover (%)                                 10            49(e)        21           28           30         42

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **  For the six-month period ended January 31, 2010, average net assets were
     $1,072,994,000.
(a)  Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.
(b)  Represents less than $0.01 per share.
(c)  Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e)  Reflects increased trading activity due to market volatility.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                PERIOD ENDED        PERIOD ENDED
                                                 JANUARY 31,           JULY 31,
                                                    2010               2009***
                                                --------------------------------

Net asset value at beginning of period           $  8.93              $  9.32
                                                 ----------------------------
Income (loss) from investment operations:
   Net investment income                             .30                  .59
   Net realized and unrealized gain (loss)           .91                 (.39)
                                                 ----------------------------
Total from investment operations                    1.21                  .20
                                                 ----------------------------
Less distributions from:
  Net investment income                             (.30)                (.59)
                                                 ----------------------------
Net asset value at end of period                 $  9.84              $  8.93
                                                 ============================
Total return (%)*                                  13.72                 2.86
Net assets at end of period (000)                $85,814              $46,888
Ratios to average net assets:**(a)
   Expenses (%)(b)                                   .46                  .46
   Net investment income (%)                        6.28                 7.28
Portfolio turnover (%)                                10                   49

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **  For the six-month period ended January 31, 2010, average net assets were
     $71,552,000.
***  Institutional Shares were initiated on August 1, 2008.
(a)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)  Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
     expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

62  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2009, through
January 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

                                                           EXPENSE EXAMPLE |  63

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                     BEGINNING          ENDING           DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE      AUGUST 1, 2009 -
                                  AUGUST 1, 2009    JANUARY 31, 2010    JANUARY 31, 2010
                                  ------------------------------------------------------

FUND SHARES
Actual                              $1,000.00          $1,136.10              $3.50
Hypothetical
   (5% return before expenses)       1,000.00           1,021.93               3.31

INSTITUTIONAL SHARES
Actual                               1,000.00           1,137.20               2.48
Hypothetical
   (5% return before expenses)       1,000.00           1,022.89               2.35

* Expenses are equal to the annualized expense ratio of 0.65% for Fund Shares and 0.46% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period).
  The Fund's actual ending account values are based on its actual total returns of 13.61% for Fund Shares and 13.72% for Institutional Shares for the
  six-month period of August 1, 2009, through January 31, 2010.

================================================================================

64  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

TRUSTEES                                   Christopher W. Claus
                                           Barbara B. Dreeben
                                           Robert L. Mason, Ph.D.
                                           Barbara B. Ostdiek, Ph.D.
                                           Michael F. Reimherr
                                           Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                             USAA Investment Management Company
INVESTMENT ADVISER,                        P.O. Box 659453
UNDERWRITER, AND                           San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                             USAA Shareholder Account Services
                                           9800 Fredericksburg Road
                                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                              State Street Bank and Trust Company
ACCOUNTING AGENT                           P.O. Box 1713
                                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                                Ernst & Young LLP
REGISTERED PUBLIC                          100 West Houston St., Suite 1800
ACCOUNTING FIRM                            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                Under "Products & Services"
SELF-SERVICE 24/7                          click "Investments," then
AT USAA.COM                                "Mutual Funds"

OR CALL                                    Under "My Accounts" go to
(800) 531-USAA                             "Investments." View account balances,
        (8722)                             or click "I want to...," and select
                                           the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

        USAA
        9800 Fredericksburg Road                              --------------
        San Antonio, TX 78288                                    PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    40049-0310                               (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2010

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:     March 31, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     April 1, 2010
         ------------------------------

By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     March 31, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.